                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                            File No. 33-41034
                                                            File No. 811-6324



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/
     Pre-Effective Amendment No.                                    / /
                                   ---
     Post-Effective Amendment No.   19                              /X/
                                   ---
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
     Amendment No.   19
                    ---

                DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


            1818 Market Street, Philadelphia, Pennsylvania      19103
-------------------------------------------------------------------------------
            (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:            (215) 255-2923
                                                               --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                        December 18, 1998
                                                            -----------------

It is proposed that this filing will become effective:

           ____  immediately upon filing pursuant to paragraph (b)

           ____  on (date) pursuant to paragraph (b)

           ____  60 days after filing pursuant to paragraph (a)(1)

           ____  on (date) pursuant to paragraph (a)(1)

           ____  75 days after filing pursuant to paragraph (a)(2)

             X   on December 18, 1998 pursuant to paragraph (a)(2) of Rule 485
           ____

If appropriate:

             --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Title of Securities Being Registered
                      ------------------------------------

                           Latin America Fund A Class
                           Latin America Fund B Class
                           Latin America Fund C Class
                     Latin America Fund Institutional Class
                             New Europe Fund A Class
                             New Europe Fund B Class
                             New Europe Fund C Class
                       New Europe Fund Institutional Class

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 19 to Registration File No. 33-41034 includes the following:


               1.     Facing Page

               2.     Contents Page

               3.     Cross-Reference Sheets

               4.     Part A - Prospectus

               5.     Part B - Statement of Additional Information

               6.     Part C - Other Information

               7.     Signatures

                             CROSS-REFERENCE SHEET*

                                     PART A

                                                                                                     Location in
Item No.            Description                                                                       Prospectus
--------            -----------                                                                       ----------
                                                                                                   Latin America Fund/
                                                                                                    New Europe Fund
                                                                                            A Classes/           Institutional
                                                                                            B Classes/              Classes
                                                                                             C Classes

      1             Cover Page......................................................           Cover                 Cover

      2             Synopsis........................................................         Synopsis;             Synopsis;
                                                                                            Summary of            Summary of
                                                                                             Expenses              Expenses

      3             Condensed Financial Information.................................            N/A                   N/A

      4             General Description of Registrant ..............................        Investment            Investment
                                                                                          Objectives and        Objectives and
                                                                                            Strategies;           Strategies;
                                                                                         Classes of Shares     Classes of Shares

      5             Management of the Fund .........................................       Management of         Management of
                                                                                             the Funds             the Funds

      6             Capital Stock and Other Securities .............................       The Delaware          Dividends and
                                                                                            Difference;         Distributions;
                                                                                           Dividends and        Taxes; Classes
                                                                                          Distributions;           of Shares
                                                                                          Taxes; Classes
                                                                                             of Shares

      7             Purchase of Securities Being Offered............................          Cover;                Cover;
                                                                                            How to Buy            How to Buy
                                                                                              Shares;               Shares;
                                                                                          Calculation of        Calculation of
                                                                                          Offering Price           Net Asset
                                                                                           and Net Asset       Value Per Share;
                                                                                         Value Per Share;         Management
                                                                                            Management           of the Funds
                                                                                           of the Funds

                                                                                                     Location in
Item No.            Description                                                                       Prospectus
--------            -----------                                                                       ----------
                                                                                                   Latin America Fund/
                                                                                                    New Europe Fund

                                                                                            A Classes/          Institutional
                                                                                            B Classes/             Classes
                                                                                            C Classes


      8             Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                              Shares;               Shares;
                                                                                          Redemption and        Redemption and
                                                                                             Exchange              Exchange

      9             Legal Proceedings...............................................           None                  None


* This filing relates to Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Latin America Series and New Europe Series which have a combined prospectus and a common Part B and Part C.

                              CROSS-REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                                      Location in Statement
Item No.            Description                                                                     of Additional Information
--------            -----------                                                                     -------------------------


    10              Cover Page.....................................................                           Cover

    11              Table of Contents..............................................                     Table of Contents

    12              General Information and History................................                    General Information

    13              Investment Objectives and Policies.............................                  Investment Policies and
                                                                                                      Portfolio Techniques

    14              Management of the Registrant...................................                  Officers and Directors

    15              Control Persons and Principal Holders of Securities............                  Officers and Directors

    16              Investment Advisory and Other Services.........................                Plans Under Rule 12b-1 for
                                                                                                     the Fund Classes (under
                                                                                                 Purchasing Shares); Investment
                                                                                                  Management Agreement and Sub-
                                                                                                Advisory Agreement; Officers and
                                                                                                 Directors; General Information;
                                                                                                      Financial Statements

    17              Brokerage Allocation...........................................              Trading Practices and Brokerage

    18              Capital Stock and Other Securities.............................                    Capitalization and
                                                                                                      Noncumulative Voting
                                                                                                   (under General Information)

    19              Purchase, Redemption and Pricing of Securities
                    Being Offered..................................................                    Purchasing Shares;
                                                                                                   Determining Offering Price
                                                                                                      and Net Asset Value;
                                                                                                   Redemption and Repurchase;
                                                                                                       Exchange Privilege

    20              Tax Status.....................................................                 Accounting and Tax Issues

    21              Underwriters...................................................                     Purchasing Shares

    22              Calculation of Performance Data................................                  Performance Information

    23              Financial Statements...........................................                   Financial Statements


                              CROSS-REFERENCE SHEET

                                     PART C
                                                                  Location in
                                                                    Part C

24         Financial Statements and Exhibits......................  Item 24

25         Persons Controlled by or under Common
           Control with Registrant................................  Item 25

26         Number of Holders of Securities........................  Item 26

27         Indemnification........................................  Item 27

28         Business and Other Connections of Investment Adviser...  Item 28

29         Principal Underwriters.................................  Item 29

30         Location of Accounts and Records.......................  Item 30

31         Management Services....................................  Item 31

32         Undertakings...........................................  Item 32

NEW EUROPE FUND                                                       PROSPECTUS
LATIN AMERICA FUND                                             DECEMBER __, 1998

A CLASS SHARES
B CLASS SHARES
C CLASS SHARES

              ----------------------------------------------------


                  1818 Market Street, Philadelphia, PA 19103

            For Prospectus and Performance: Nationwide 800-523-1918

             Information on Existing Accounts: (SHAREHOLDERS ONLY)
                            Nationwide 800-523-1918

                    Dealer Services: (BROKER/DEALERS ONLY)
                            Nationwide 800-362-7500

                  Representatives of Financial Institutions:
                            Nationwide 800-659-2265


         This Prospectus describes shares of the New Europe and Latin America Series (individually, a "Fund" and collectively, the "Funds") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), both of which are professionally-managed mutual funds of the series type.

         The investment objective of each Fund is to achieve long-term capital appreciation. The New Europe Fund ("New Europe") seeks to achieve its objective by investing primarily in equity securities of European companies. The Latin America Fund ("Latin America") seeks to achieve its objective by investing primarily in equity securities of Latin American companies. See Investment Objective and Strategies.

         The Funds offer three retail classes of shares: "Class A Shares," "Class B Shares" and "Class C Shares" (individually, a "Class" and collectively, the "Classes").

         This Prospectus relates only to the Classes and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated December __, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Funds' financial statements will appear in the Annual Report of Global Funds, Inc. and will accompany any response to requests for Part B. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Global Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

         Each Fund also offers an Institutional Class, which is available for purchase only by certain investors. A prospectus for each Fund's Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.


TABLE OF CONTENTS

Cover Page                                               How to Buy Shares
Synopsis                                                 Redemption and Exchange
Summary of Expenses                                      Dividends and Distributions
Investment Objective and Strategies                      Taxes
Suitability                                              Calculation of Offering Price and Net Asset
Investment Strategy                                               Value Per Share
Special Risk Considerations                              Management of the Funds
The Delaware Difference                                  Other Investment Policies and Risk
Plans and Services                                                Considerations
Classes of Shares                                        Appendix A--Ratings


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objectives
         The investment objective of each Fund is to achieve long-term capital appreciation. New Europe seeks to achieve its objective by investing primarily in equity securities of European countries. Latin America seeks to achieve its objective by investing primarily in equity securities of Latin American companies.

         New Europe and Latin America are international funds. Under normal market conditions, at least 65% of New Europe's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. Under normal market conditions, at least 65% of Latin America's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Latin America. For further details, see Investment Objective and Strategies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations-Foreign Securities Risks and Other Investment Policies and Risk Considerations.

         2. The prices of equity securities in which New Europe and Latin America may invest, tend to fluctuate, particularly in the shorter term. Investors in the Funds should be willing to accept the risks associated with emerging and growth-oriented companies, some of the securities of which may be speculative and subject the Funds to additional investment risk. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

         3. Each Fund may invest a portion of its assets in the markets of certain emerging countries. Investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in Western Europe and other developed markets. Among other things, economic markets and structures tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. There is a greater possibility of expropriation, nationalization, confiscatory taxation, income earned or other special taxes, foreign exchange restrictions, limitations on the repatriation of income and capital from investments, defaults in foreign government debt, and economic, political or social instability. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. These risks are accentuated for both Funds because many of the countries in Eastern Europe and most of the countries in Latin America are emerging market countries. See Special Risk Considerations-Emerging Markets Securities Risks.

         4. The New Europe and Latin America Funds target specific regions of the world for investment. Thus, an investment in either of these Funds will likely be more volatile than a more geographically diversified fund. Further, the performance of either Fund is closely tied to the economic and political conditions of the regions in which it invests. See Special Risk Considerations
- Region Risks.

         5. Each Fund may invest up to 30% of its assets, in high yield, high risk foreign fixed-income securities, including Brady Bonds. Consequently, greater risks may be involved with an investment in the Funds. See High Yield, High Risk Securities under Investment Objective and Strategies.

         6. The Funds have the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Funds will maintain certain collateral in special accounts established with futures commission merchants or on its behalf in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Funds do not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

Investment Manager, Sub-Adviser, Distributor and Service Agent
         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Funds, subject to the supervision of Global Funds, Inc.'s Board of Directors. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Funds and for all of the other mutual funds that are part of Delaware Investments. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Funds and for all of the other funds that are part of Delaware Investments. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Funds' Investment Management Agreements.

Sales Charges
         The price of Class A Shares of each Fund includes a maximum front-end sales charge of 4.75% of the offering price. The sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer commission is paid in connection with those purchases, a limited contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after the purchase and 0.50% will be imposed if shares are redeemed during the second year after purchase. See Contingent Deferred Sales Charge for Certain Redemption of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares of each Fund is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase.

         The price of Class C Shares of each Fund is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Funds.

 Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments generally must be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Funds nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a Limited CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Funds nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Global Funds, Inc. is an open-end, registered management investment company. Each Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares for each Fund follows:

                                                                       New Europe Fund
                                                                       Class A           Class B          Class C
Shareholder Transaction Expenses                                       Shares            Shares           Shares
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)...........................................          4.75%             None            None

Maximum Sales Charge Imposed on
Reinvested Dividends (as a
percentage of offering price)................................          None              None            None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds,  as applicable).........................          None*             4.00%*          1.00%*

Redemption Fees..............................................          None**            None**          None**


                                                                            Latin America Fund
                                                                       Class A           Class B          Class C
Shareholder Transaction Expenses                                       Shares            Shares           Shares
----------------------------------------------------------------------------------------------------------------

Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)...........................................          4.75%             None            None

Maximum Sales Charge Imposed on
Reinvested Dividends (as a
percentage of offering price)................................          None              None            None

Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price or
redemption proceeds,  as applicable).........................          None*             4.00%*          1.00%*

Redemption Fees..............................................          None**            None**          None**

*Class A purchases of $1,000,000 or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited
CDSC of 1% will be imposed on certain redemptions made during the first year after the purchase and a Limited CDSC of 0.50% will be imposed on certain redemptions made during the second year after purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in the Prospectus from time to time. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; and Deferred Sales Charge Alternative
- Class B Shares, Level Sales Charge Alternative - Class C Shares and Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares.

**First Union National Bank currently charges $7.50 per redemption for redemptions payable by wire.

                                                                                 New Europe Fund
Annual Operating Expenses                                     Class A           Class B          Class C
(as a percentage of  average daily net assets)                Shares            Shares           Shares
----------------------------------------------------------------------------------------------------------------

Management Fees (after voluntary waivers).....................   0.00%++           0.00%++         0.00%++

12b-1 Expenses (including service fees)
(after voluntary waivers).....................................   0.00%+/++         0.00%+/++       0.00%+/++

Other Operating Expenses
(after voluntary payments)....................................   1.25%++           1.25%++         1.25%++
                                                                 =====             =====           =====

     Total Operating Expenses
     (after voluntary waivers and payments)...................   1.25%++           1.25%++         1.25%++
                                                                 =====             =====           =====

                                                                                Latin America Fund
Annual Operating Expenses                                     Class A           Class B          Class C
(as a percentage of  average daily net assets)                Shares            Shares           Shares
----------------------------------------------------------------------------------------------------------------

Management Fees (after voluntary waivers).....................   0.00%++           0.00%++         0.00%++

12b-1 Expenses (including service fees)
(after voluntary waivers).....................................   0.00%+/++         0.00%+/++       0.00%+/++

Other Operating Expenses
(after voluntary payments)....................................   1.25%++           1.25%++         1.25%++
                                                                 =====             =====           =====

     Total Operating Expenses
     (after voluntary waivers and payments)...................   1.25%++           1.25%++         1.25%++
                                                                 =====             =====           =====

+ Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through June 30, 1999. In the absence of those waivers, 12b-1 Plan expenses would equal 0.30% (no more than 0.25% as set by the Board) for

         Class A Shares and 1.00% for each of the Class B Shares and Class C Shares. See Distribution (12b-1) and Service under Management of the Fund.

++ Because the New Europe and Latin America Funds are new Funds, "Total Operating Expenses" and "Other Operating Expenses" for each Class of shares are based on estimated amounts each Fund expects to pay during the initial fiscal year. As noted above, the Distributor has elected voluntarily to waive 12b-1 Plan expenses through June 30, 1999. Also, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of the Funds to the extent necessary to ensure that each Fund's Total Operating Expenses (exclusive of 12b-1 Plan fees, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.25% of the average daily net assets of each Fund. The Manager's voluntary fee waivers and expense payments began at the commencement of the public offering of the Classes and will extend through June 30, 1999. Absent the Manager's voluntary fee waiver and expense payments (and the Distributor's voluntary waiver of the 12b-1 Plan fees for each class), it is estimated that during the current fiscal year, the Total Operating Expenses, as a percentage of average daily net assets, would be ____%, ____% and ____%, respectively, for Class A Shares, Class B Shares and Class C. Shares of New Europe Fund, and ____%, ____% and ____%, respectively, for Class A Shares, Class B Shares and Class C Shares of Latin America Fund, reflecting "Management Fees" of 1.25% in all cases.

         For expense information about each Fund's Institutional Class of shares, see the separate prospectus relating to that class.

         Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per Strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Plan ("IRA") will pay an annual IRA fee of $15 per Social Security Number. See Part B.

The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example also reflects the voluntary waiver of the management fee and payment of expenses by the Manager and the waiver of the 12b-1 Plan fees by the Distributor as discussed in this Prospectus.

New Europe Fund

                            Assuming Redemption                        Assuming No Redemption
                             1 year          3 years                     1 year           3 years
                             ------          -------                     ------           -------

Class A Shares               $___(1)         $___                        $___             $___

Class B Shares(2)            $___            $___                        $___             $___

Class C Shares               $___            $___                        $___             $___

Latin America Fund

                            Assuming Redemption                        Assuming No Redemption
                             1 year          3 years                     1 year           3 years
                             ------          -------                     ------           -------

Class A Shares               $___(1)         $___                        $___             $___

Class B Shares(2)            $___            $___                        $___             $___

Class C Shares               $___            $___                        $___             $___

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC or other CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

INVESTMENT OBJECTIVE AND STRATEGIES

SUITABILITY
         Investors considering any of the Funds should have a long-term investment time frame.

         The Funds cannot assure a specific rate of return or that principal will be protected. The value of the Funds' shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of the Funds' shares may decline.

         Investments in foreign securities, whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Funds are not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Funds' respective objectives.

         The Funds may be suitable for investors with a long-term investment horizon who are looking for long-term growth potential from a portfolio of European or Latin American securities. New Europe will invest primarily in equity securities of European countries of varying size. Latin America will invest primarily in equity securities of Latin American companies. Investors should be willing to accept the risks associated with foreign investing as well as with investments in growth-oriented or emerging issuers, some of which may be speculative and subject the Funds to additional investment risk.

                                  *   *   *

         Ownership of shares of the Funds can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Funds invest.

         An investor should not consider a purchase of shares of any Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
         New Europe - The investment objective of New Europe is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of European companies, which may include companies located or operating in established or emerging European countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. The companies in which the Fund will invest will be of varying size.

         The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts.

         The Fund may invest in securities of issuers located in any European country where the Manager believes that there is the potential for long-term capital appreciation. The Fund may invest in the securities of issuers located in European countries with well-established economies and securities markets, in countries with emerging economies or securities markets or smaller securities markets. In addition, if opportunities arise, the Fund may invest in securities of issuers located in Eastern European countries. See Special Risk Considerations - Emerging Markets Securities Risks.

         Latin America - The investment objective of Latin America is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies in Latin America, most of which are emerging market countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their income in Latin America. The companies in which the Fund will invest will be of varying size.

         The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts.

         The Latin American countries in which the Fund may invest include Argentina, Belize, Bolivia, Brazil, Chile, Columbia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay and Venezuela.

         Both Funds -- In selecting investments for the Funds, the Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The Manager uses the dividend discount analysis, based on available information, to compare the value of different investments. Using this technique, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Because many of the countries in which the Funds invest are emerging countries, there may be less information available on which the Manager can base its dividend discount analysis. Thus, such analysis may not be as complete as a dividend discount analysis performed on investments in developed countries.

         With a purchasing parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

         The Funds may invest in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. The Funds may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

         Each Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by Standard & Poor's Ratings Group

("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are considered by the Manager to be of equivalent quality and which present special investment risks. Each Fund may also invest in Brady Bonds. See High Yield, High Risk Securities and Special Risk Considerations. As of December 31, 1997, the International Small Cap Fund did not hold any of such lower rated fixed income securities.

         For temporary defensive purposes, the Funds may invest all or a substantial portion of their assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, any Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Manager. The Funds may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Restricted and Illiquid Securities
         The Funds may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Funds. See Rule 144A Securities under Other Investment Policies and Risk Considerations. Each Fund may each invest up to 15% of the value of its net assets in illiquid securities, which are securities which may not be disposed of within seven days at the price at which they are carried on a Fund's books. In the event a Fund's percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.

High Yield, High Risk Securities
         Each Fund may invest up to 30% of its net assets in high yield, high risk foreign fixed-income securities, including so-called Brady Bonds. See Foreign Government Securities Risks under Special Risk Considerations. In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on a Fund, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

                                      * * *

         Each Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, each Fund will operate as a diversified fund. The Funds will not concentrate their investments in any particular industry, which means that each Fund will not invest 25% or more of its total assets in any one industry.

         Global Funds, Inc.'s designation as an open-end investment company, each Fund's designation as a diversified fund, and each Fund's policies concerning portfolio lending, borrowing and concentration are "fundamental" and may not be changed unless authorized by the vote of a majority of such Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of a Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of each Fund which may not be changed without a majority shareholder vote.

         Any investment policies of a Fund not identified above as "fundamental" may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

SPECIAL RISK CONSIDERATIONS
         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Fund, nor can there be any assurance that a Fund's investment objective will be attained.

         Foreign Securities Risks. The Funds have the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

         Further, the Funds may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Funds invest. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which the Funds may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         Each of the Funds has the ability to invest in emerging market securities. With respect to the New Europe Fund, most Eastern European countries are considered emerging markets. Further, with respect to the Latin America Fund, virtually all Latin American countries are underdeveloped or emerging. Set forth below are some specific risk factors related to Eastern Europe and Latin American issuers.

         Eastern European Securities Risks. Investments in Eastern European countries may involve particular risks with respect to nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the New Europe Fund could lose a substantial portion of any investments it has made in the affected countries. In addition, the accounting, tax and financial reporting standards of Eastern European Countries are different from and may be less reliable or comprehensive than those relating to Western European securities. Finally, even though certain Eastern European currencies may be convertible in to U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

         Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the New Europe Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the New Europe Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries. The New Europe Fund may also invest in Russian securities. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information about these and other risks associated with Russian securities, please see Part B.

         Satisfactory custodial services for investment securities may not be available in some Eastern European countries, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries.

         Latin American Securities Risks. The Latin American securities markets are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Latin American brokers typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end funds and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for the Latin America Fund and may have an adverse impact on the investment performance of the Fund.

         The investment objective of the Latin America Fund reflects the belief that investment opportunities may result in Latin America from an evolving long-term international trend encouraging greater market orientation and diminishing governmental intervention in economic affairs. The Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience significant problems, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities. There is no assurance that the economic initiatives will be successful.

         Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady currency devaluations relative to the U.S. dollar, and major adjustments have been made in certain of such currencies periodically. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

         In addition to the relative lack of publicly available information about Latin American issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as are applicable to U.S. companies, inflation accounting rules in some Latin American countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies.

         Satisfactory custodial services for investment securities may not be available in some Latin American countries, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries.

         Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

         As a result, management of the Fund may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular Latin American country. The Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

         Some Latin American countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

         Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. For example, in Chile, with limited exceptions, invested capital cannot be repatriated for three years. The Latin America Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In some Latin American countries, such as Argentina, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. The Investment Company Act restricts the Latin America Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

         Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Funds may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         Certain Latin American countries are among the largest debtors to commercial banks and foreign governments.

         Among the foreign government and government related issuers in which the Funds may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which the Funds expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreigngovernment and government-related high yield securities in which the Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas
F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

         Region Risks. Each of the New Europe Fund and the Latin America Fund intends to invest a majority of its assets in a specific region of the world. Thus, each Fund's performance will be dependent upon the economic and financial strength and stability of the region in which it invests. Shareholders should be aware that in many regions of the world, and in particular in regions where emerging countries are prevalent, the economies of the countries in such regions are interdependent. Thus, to the extent that there is economic or financial instability in one country, the likelihood that such instability will pervade other countries in the region is high. Consequently, an investment in either the New Europe Fund or the Latin America Fund is likely to be more volatile than an investment in a more geographically diverse fund.

         Small Company Investment Risks. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. The securities of companies with smaller revenues and capitalizations in which the New Europe and Latin America Funds may invest, may offer greater opportunity for capital appreciation than larger companies, but investment in such companies presents greater risks than securities of larger, more established companies. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources.

         Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         The Funds may invest up to 30% of their respective net assets in high yield, high risk foreign fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality. See Investment Objectives and Strategies and High Yield, High Risk Securities. The Funds will not purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by the Manager. See Appendix A - Ratings to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

                                      * * *

         For additional information about the Funds' investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Funds' investment policies, restrictions and risk factors.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in Delaware Investments.

SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and Investor Information Center

         800-523-1918
                  Information on Existing Regular Investment Accounts and Retirement Plan Accounts; Wire Investments; Wire Liquidations; Telephone Liquidations and Telephone Exchanges; Fund Information; Literature; Price; Yield and Performance Figures

Delaphone
         800-362-FUND
         (800-362-3863)

Performance Information
         During business hours, you can call the Investor Information Center for current performance information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

Shareholder Services
         During business hours, you can call Delaware Investments' Shareholder Service Center. Our representatives can answer any questions about your account, the Funds, various service features and other funds offered by Delaware Investments.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Funds, as well as other funds offered by Delaware Investments. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments
         Dividends, capital gains and other distributions, if any, are automatically reinvested in your account. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Investments fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Global Funds, Inc. will mail to you information on the tax status of your dividends and distributions.

Retirement Planning
         An investment in any Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Please call Delaware Investments at 800-523-1918 for more information.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of a Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds offered by Delaware Investments. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Investments fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.

Exchange Privilege
         The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds offered by Delaware Investments, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in a Fund through regular liquidations of shares in your accounts in other funds that are part of Delaware Investments. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Financial Information about the Funds
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Absent any applicable fee waiver, Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (no more than 0.25% as currently set by the Board) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Funds.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares automatically will be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in a Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, absent any applicable fee waiver, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b- 1) and Service under Management of the Funds.

         Dividends, if any, paid on Class A Shares, Class B Shares and Class C Shares will be calculated in the same manner, at the same time, and on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares of any Fund may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                                             Class A
--------------------------------------------------------------------------------------------------------------------
                                                                                                      Dealer's
                                           Front-End Sales               Front-End Sales             Commission***
                                           Charge as % of                Charge as % of               as % of
                                              Offering                      Amount                    Offering
Amount of Purchase                              Price                      Invested**                   Price
--------------------------------------------------------------------------------------------------------------------

Less than  $100,000                             4.75%                          ___%                      4.00%
$100,000 but under  $250,000                    3.75                           ___%                      3.00
$250,000 but under  $500,000                    2.50                           ___%                      2.00
$500,000 but under  $1,000,000*                 2.00                           ___%                      1.60
--------------------------------------------------------------------------------------------------------------------

* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares made during the first year after the purchase and a 0.50% Limited CDSC may apply upon redemption of such shares made during the second year after the purchase.

[** Based on the initial net asset value of $8.50 per share of New Europe Fund and Latin America Fund Class A shares.]

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------

         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                             Dealer's Commission
                                                           (as a percentage of
               Amount of Purchase                             amount purchased)
               ------------------                             -----------------

               Up to $5 million                               1.00%
               Next $20 million up to $25 million             0.50
               Amount over $25 million                        0.25

         Such Class A Shares are subject to a Limited CDSC of 1% if Shares are redeemed during the first year after purchase and 0.5% if Shares are redeemed during the second year of purchase.

         For accounts with assets over $1,000,000, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of a particular Fund and shares of the other funds offered by Delaware Investments, except as noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Investments fund holdings. In addition, assets held by investment advisory clients of the Manager or its affiliates in any stable value account may be combined with other Delaware Investment fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Investments fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members. It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value
         Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege or the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds offered by

Delaware Investments, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Investments funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Funds; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. ("RFSI") (formerly named Delaware Investment & Retirement Services, Inc.) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Investments funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to RFSI in writing that it has the requisite number of employees and has received written confirmation back from RFSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds offered by Delaware Investments at net asset value.

         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Investments funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Investments investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Investments funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% for approximately eight years after purchase and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions.

         For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for Class B Shares of the Funds:

                                                       Contingent Deferred
                                                       Sales Charge (as a
                                                       Percentage of
                                                       Dollar Amount
                  Year After Purchase Made             Subject to Charge)
                  ------------------------             --------------------
                           0-2                                  4%
                           3-4                                  3%
                           5                                    2%
                           6                                    1%
                           7 and thereafter                     None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares, absent any applicable fee waiver. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A Shares, Class B Shares and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of Delaware Investments funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of Delaware Investments fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Institutional Classes
         In addition to offering Class A Shares, Class B Shares and Class C Shares, each Fund also offers an Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain a prospectus that describes the Funds' Institutional Classes, contact the Distributor by writing to the address or by calling the telephone number listed on page 1 of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of any Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement plan account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Global Funds, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA #________, account number ________ (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application, or in the case of a retirement plan account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in Delaware Investments, you may write and authorize an exchange of part or all of your investment into shares of any of the Funds. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other Delaware Investments funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other Delaware Investments fund. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of a Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Global Funds, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Funds also accept preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                  *   *   *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Global Funds, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Funds through regular liquidations of shares in your accounts in other funds in the Delaware Investments. You may also elect to invest in other mutual funds offered by Delaware Investments through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more Delaware Investments funds and invested automatically into any other account in a Delaware Investments mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) reinvested in your Fund account or invested in certain other funds offered by Delaware Investments, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of a Fund or of other Delaware Investments funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of a Fund or of other Delaware Investments funds or into Class C Shares of the Fund or of other Delaware Investments funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of a Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund offered by Delaware Investments, including the Fund. Holders of Class B Shares of a Fund may reinvest their distributions only into Class B Shares of the funds offered by Delaware Investments which offer that class of shares. Similarly, holders of Class C Shares of a Fund may reinvest their distributions only into Class C Shares of the funds offered by Delaware Investments which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

Purchase Price and Effective Date
         The offering price and net asset value of Class A Shares, Class B Shares and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by a Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         Each Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds offered by Delaware Investments. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds offered by Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. A Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         A Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other Delaware Investments funds (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from a Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor, absent any applicable fee waiver, to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B Shares and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by a Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to a Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, each Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agents from fraud. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to each Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund offered by Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificate(s).

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify each Fund in writing that you do not wish to have such services available with respect to your account. The Funds reserve the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, a Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. First Union National Bank's fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds offered by Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1% if shares are redeemed during the first year after the purchase; and (2) 0.50% if shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal
Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA or 403(b)(7) or 457 Deferred
Compensation Plan or due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in
(ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; and
(viii) redemptions by the
classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and
(iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Code;
(iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the
Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS AND DISTRIBUTIONS

         Global Funds, Inc. declares a dividend on each Fund to all shareholders of record of the Classes of the Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         Each Fund will normally declare and make payments from net investment income on an annual basis. Payments from net realized securities profits of a Fund, if any, will be made in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

         In addition to the dividends from net investment income and distributions from realized securities profits that a Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

         Each Class of a Fund will share proportionately in the investment income and expenses of the Fund, except that, absent any applicable fee waiver, the per share dividends from net investment income on Class A Shares, Class B Shares and Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, when a 12b-1 Plan fee waiver is not in effect, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B Shares and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Funds.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value. See The Delaware Difference for more information on reinvestment options.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

         Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. No Fund seeks to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between one fund and another Delaware Investments fund. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund offered by Delaware Investments and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

         Each year, Global Funds, Inc. will mail to you information on the tax status of each Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

         Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share of each Fund is computed by adding the value of all securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund (expenses and fees are accrued daily) and dividing by the number of Fund shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of each Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

         The net asset values of all outstanding shares of each class of each Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Institutional Class of each Fund will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans related to each Fund, and Class A Shares, Class B Shares and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses, if any, payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV of each class of each Fund will vary.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to each Fund. The Manager has offices located at 80 Cheapside, Third Floor, London, England EC2V 6EE.

         Delaware Management Company, Inc. ("Delaware") and its predecessors have been managing the funds in Delaware Investments since 1938. On November 30, 1997, Delaware and its affiliates within Delaware Investments, including the Manager, were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $16,181,491,000) and investment company (approximately $23,274,532,000) accounts.

         Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). The Manager is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. The Manager has entered into an Investment Management Agreement with Global Funds, Inc. on behalf of the Funds.

         The Manager manages each Fund's investments and for its services, the Manager is entitled to an annual fee equal to 1.25% of the average daily net assets of each Fund. The directors of Global Funds, Inc. annually review fees paid to the Manager.

         As noted below, the Distributor has temporarily elected to voluntarily waive its right to receive 12b-1 fees from each Fund. The Manager has also elected voluntarily to waive that portion, if any, of the annual management fees payable by the New Europe and Latin America Funds and to pay expenses of each Fund to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses and 12b-1 expenses) of Class A Shares, Class B Shares and Class C Shares of each Fund do not exceed 1.25% through June 30, 1999.

         The investment management fees paid to the Manager, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.

         Messrs. Nigel May, Richard Ginty and Joshua Brooks have primary responsibility for making day-to-day investment decisions for New Europe Fund. Mr. May is a graduate of Sidney Sussex College, Cambridge and joined Delaware International in 1991, assuming portfolio management responsibilities and sharing analytical responsibilities for continental Europe. Prior to joining Delaware International, he spent five years with Hill Samuel Investment Advisers Ltd.

         Mr. Ginty, a graduate of Sheffield University, joined Delaware International in 1992, where his primary research focus is the European equity markets. Prior to joining Delaware International, his business experience was with Kleinwort Benson Securities Limited, and prior to that time, with Fiduciary Trust International.

         Mr. Brooks is a graduate of Yale University and has undertaken graduate studies at The London Business School. Having joined Delaware Management Company in 1991, Mr. Brooks first worked in equity market analysis and as a Philadelphia liaison with Delaware International and thereafter joined Delaware International's emerging markets team in London.

         Clive A. Gillmore, Robert Akester and Mr. Brooks have primary responsibility for making day-to-day investment decisions for Latin America Fund. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined Delaware Investments in 1990 after eight years of investment experience. His most recent position prior to joining Delaware Investments was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program.

         Mr. Akester, a graduate of University College, London, recently joined Delaware International after 26 years of investment experience. His most recent position prior to joining Delaware International was as Director of Hill Samuel Investment Advisers Ltd. where he had responsibility for significant overseas clients and Far Eastern Markets. Mr. Akester is an Associate of the Institute of Actuaries.

Portfolio Trading Practices
         The Funds normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders to the extent that net capital gains are realized. Given each Fund's investment objective, it is anticipated that the portfolio turnover rate of each Fund will not exceed 100%.

         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds offered by Delaware Investments in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, the Funds may quote total return performance of their Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year, or life-of-fund periods, as applicable. The Funds may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Funds may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time. Past performance is not considered a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for each Fund's shares under separate Distribution Agreements with Global Funds, Inc. dated December __, 1998.

         Global Funds, Inc. has adopted separate distribution plans under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of each Fund (the "Plans"). The Plans permit the Funds to pay the Distributor from the assets of their respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of each Fund's Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Funds may make payments from the 12b-1 Plan fees of their respective Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Global Funds, Inc. The Distributor has elected voluntarily to waive its right to receive 12b-1 fees (including service fees) from the commencement of the public offering of the Classes through June 30, 1999.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares of each Fund are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         Absent any applicable fee waiver, the aggregate fees paid by the Funds from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid by each Fund to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. No Fund's Class A Shares, Class B Shares and Class C Shares will incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         Although the maximum fee payable under the Plan relating to Class A Shares is 0.30% of average daily net assets, the Board of Directors has currently set the annual fee for the Class at 0.25% of the average daily net assets. The Board of Directors may increase the fee to the full 0.30% on all Class A Shares' assets at any time. See Shares.

         While payments, if any, pursuant to the Plans may not exceed 0.30% annually with respect to Class A Shares, and 1% annually with respect to each of the Class B Shares and Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that distribution expenses will likely equal or exceed payments under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Global Funds, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         The Plans do not apply to shares of any Fund's Institutional Class. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund pursuant to an amended and restated agreement dated December __, 1998. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement.

         The directors of Global Funds, Inc. annually review service fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                                      * * *

         As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Global Funds, Inc. is taking steps to obtain satisfactory assurances that the Funds' major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

         Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If any of the Funds is invested in securities of participating countries it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. Global Funds, Inc. is taking steps to obtain satisfactory assurances that the major service providers of each of the Funds are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. Each Fund's expenses include its proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Shares

         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers eight series of shares - International Equity Series, International Small Cap Series, Global Bond Series, Global Assets Series, Emerging Markets Series, Global Equity Series, New Europe Series and Latin America Series. Each Fund's shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each fund will vote separately on any matter which affects only that fund. Shares of each fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that fund.

         All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

         New Europe Fund and Latin America Fund also offer New Europe Fund Institutional Class and Latin America Fund Institutional Class of shares, as well as Class A Shares, Class B Shares and Class C Shares. Shares of each Class represent proportionate interests in the assets of each respective Fund and have the same voting and other rights and preferences as the other Classes of that Fund, except that shares of the Institutional Classes of each Fund are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the 12b-1 Plan relating to Class A Shares of that Fund.

         The Lincoln National Life Insurance Company ("LNLIC") is expected to make the initial investment in the Fund. This could result in LNLIC owning up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there are no limitations on LNLIC's ability to redeem its shares of the Fund and it may elect to do so at any time.

         OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Foreign Currency Transactions
         Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         Each Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, each Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of a Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize gains or losses from currency transactions.

         Each Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.

Depositary Receipts
         Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, a Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Company Securities
         Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to a Fund's investments in unregistered investment companies.

Repurchase Agreements
         Each Fund also may use repurchase agreements that are at least 102% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help a Fund to invest cash on a temporary basis. Each Fund may invest cash balances in joint repurchase agreements with other Delaware Investments funds. Under a repurchase agreement, a Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, a Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.

Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. Each Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. Each Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by such Fund upon exercise of the option.

         Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. Each Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Funds will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose of the purchase or sale of futures contracts for a Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of such Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that a Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of such Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         Each Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant directly or on its behalf in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

APPENDIX A--RATINGS

General Rating Information

Bonds
         Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.

INVESTMENT MANAGER
Delaware International Advisers Ltd.
80 Cheapside
Third Floor
London, England  EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245


NEW EUROPE FUND
LATIN AMERICA FUND

-----------------------------------

A CLASS
B CLASS
C CLASS
-----------------------------------


P R O S P E C T U S

-----------------------------------

DECEMBER __, 1998


                                    DELAWARE
                                    INVESTMENTS
                                    -----------

-----------------------------------

NEW EUROPE FUND                                                       PROSPECTUS
LATIN AMERICA FUND                                          DECEMBER _____, 1998


              ----------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                   For more information about New Europe Fund
         Institutional Class and Latin America Fund Institutional Class
                       call Delaware Group at 800-828-5052


         This Prospectus describes shares of the New Europe and Latin America Series (individually, a "Fund" and collectively, the "Funds") of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc."), both of which are professionally-managed mutual funds of the series type.

         The investment objective of each Fund is to achieve long-term capital appreciation. The New Europe Fund ("New Europe") seeks to achieve its objective by investing primarily in equity securities of European companies. The Latin America Fund ("Latin America") seeks to achieve its objective by investing primarily in equity securities of Latin American companies. See Investment Objective and Strategies.

         The Funds offer an Institutional Class of shares (the "Class"). This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Funds' Statement of Additional Information ("Part B" of Global Funds, Inc.'s registration statement), dated December _____, 1998, as it may be amended from time to time, contains additional information about the Funds and has been filed with the Securities and Exchange Commission (the "SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Funds' financial statements will appear in the Annual Report of Global Funds, Inc. and will accompany any response to requests for Part B. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains Part B, material included by reference into Global Funds, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

         Each Fund also offers Class A Shares, Class B Shares and Class C Shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-1918.

TABLE OF CONTENTS
________________________________________________________________________________
Cover Page                             Redemption and Exchange
--------------------------------------------------------------------------------
Synopsis                               Dividends and Distributions
--------------------------------------------------------------------------------
Summary of Expenses                    Taxes
--------------------------------------------------------------------------------
Investment Objective and Strategies    Calculation of Net Asset Value Per Share
--------------------------------------------------------------------------------
Suitability                            Management of the Funds
--------------------------------------------------------------------------------
Investment Strategy                    Other Investment Policies and Risk
--------------------------------------------------------------------------------
Special Risk Considerations                     Considerations
--------------------------------------------------------------------------------
Classes of Shares                      Appendix A--Ratings
--------------------------------------------------------------------------------
How to Buy Shares
________________________________________________________________________________

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUNDS ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUNDS ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objectives
         The investment objective of each Fund is to achieve long-term capital appreciation. New Europe seeks to achieve its objective by investing primarily in equity securities of European countries. Latin America seeks to achieve its objective by investing primarily in equity securities of Latin American companies.

         New Europe and Latin America are international funds. Under normal market conditions, at least 65% of New Europe's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. Under normal market conditions, at least 65% of Latin America's assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Latin America. For further details, see Investment Objective and Strategies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         Prospective investors should consider a number of factors:

         1. Investing in securities of non-United States companies which are generally denominated in foreign currencies and the utilization of forward foreign currency exchange contracts involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Special Risk Considerations-Foreign Securities Risks and Other Investment Policies and Risk Considerations.

         2. The prices of equity securities, especially those of the smaller non-U.S. companies in which New Europe and Latin American may invest, tend to fluctuate, particularly in the shorter term. Investors in the Funds should be willing to accept the risks associated with emerging and growth-oriented companies, some of the securities of which may be speculative and subject the Funds to additional investment risk. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

         3. Each Fund may invest a portion of its assets in the markets of certain emerging countries. Investments in securities of companies in emerging markets present a greater degree of risk than tends to be the case for foreign investments in Western Europe and other developed markets. Among other things, economic markets and structures tend to be less mature and diverse and the securities markets which are subject to less government regulation or supervision may also be smaller, less liquid and subject to greater price volatility. There is a greater possibility of expropriation, nationalization, confiscatory taxation, income earned or other special taxes, foreign exchange restrictions, limitations on the repatriation of income and capital from investments, defaults in foreign government debt, and economic, political or social instability. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of a lesser quality. These risks are accentuated for both Funds because many of the countries in Eastern Europe and most of the countries in Latin America are emerging market countries. See Special Risk Considerations-Emerging Markets Securities Risks.

         4. The New Europe and Latin America Funds target specific regions of the world for investment. Thus, an investment in either of these Funds will likely be more volatile than a more geographically diversified fund. Further, the performance of either Fund is closely tied to the economic and political conditions of the region in which it invests. See Special Risk Considerations - Region Risks.

         5. Each Fund may invest up to 30% of its assets, in high yield, high risk foreign fixed-income securities, including Brady Bonds. Consequently, greater risks may be involved with an investment in the Funds. See High Yield, High Risk Securities under Investment Objective and Strategies.

         6. Funds have the right to engage in options and futures transactions for hedging purposes, to counterbalance portfolio volatility. In connection with futures transactions, the Funds will maintain certain collateral in special accounts established with futures commission merchants or on its behalf in the care of The Chase Manhattan Bank (the "Custodian Bank"). While the Funds do not engage in options and futures for speculative purposes, there are risks which result from the use of these instruments, and an investor should carefully review the descriptions of these risks in this Prospectus. See Options and Futures Contracts and Options on Futures Contracts under Other Investment Policies and Risk Considerations.

Investment Manager, Sub-Adviser, Distributor and Service Agent
         Delaware International Advisers Ltd. ("Delaware International" or the "Manager") furnishes investment management services to the Funds, subject to the supervision of Global Funds, Inc.'s Board of Directors. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Funds and for all of the other mutual funds that are part of Delaware Investments. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Funds and for all of the other mutual funds that are part of Delaware Investments. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreements.

Purchase Price
         Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge and are not subject to distribution fees under a Rule 12b-1 distribution plan.

Redemption and Exchange
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Global Funds, Inc. is an open-end, registered management investment company. Each Fund operates as a diversified fund as defined under the Investment Company Act of 1940 (the "1940 Act"). Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. See Shares under Management of the Funds.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to the Class of Shares for each Fund follows:

                                                        New              Latin
Shareholder Transaction Expenses                        Europe           America
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed
on Purchases (as a percentage
of offering price)............................          None             None

Maximum Sales Charge Imposed on
Reinvested Dividends (as a
percentage of offering price).................          None             None

Exchange Fees.................................          None*            None*


* Exchanges are subject to the requirements of each Fund and a front-end sales charge may apply.


Annual Operating Expenses                               New              Latin
(as a percentage of  average daily net assets)          Europe           America
--------------------------------------------------------------------------------
Management Fees (after voluntary waivers).....          0.00%**          0.00%**

12b-1 Expenses (including service fees)
(after voluntary waivers).....................          None             None

Other Operating Expenses
(after voluntary payments)....................          1.25%**          1.25%**
                                                        ====             ====

     Total Operating Expenses
     (after voluntary waivers and payments)...          1.25%**          1.25%**
                                                        ====             ====

** Because the New Europe and Latin America Funds are new Funds, "Total
   Operating Expenses" and "Other Operating Expenses" for each Class of each Fund are based on estimated amounts each Fund expects to pay during the initial fiscal year. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of the Funds to the extent necessary to ensure that each Fund's Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 1.25% of the average daily net assets of each Fund. The Manager's voluntary fee waivers and expense payments began at the commencement of the public offering of the Classes and will extend through June 30, 1999. Absent the Manager's voluntary fee waiver and expense payments, it is estimated that during the current fiscal year, the Total Operating Expenses for each Fund, as a percentage of average daily net assets, would be ____%, reflecting "Management Fees" of 1.25%.

         For expense information about each Fund's Class A, Class B and Class C Shares, see the separate prospectus relating to those classes.

The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. Each Fund does not charge a redemption fee. The following example also reflects the voluntary waiver of the management fee and other payment of expenses by the Manager, as discussed in this Prospectus.

                                                      1 year           3 years
                                                      ------           -------

New Europe Fund                                       $___              $___

Latin America Fund                                    $___              $___


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

INVESTMENT OBJECTIVE AND STRATEGIES

SUITABILITY
         Investors considering any of the Funds should have a long-term investment time frame.

         The Funds cannot assure a specific rate of return or that principal will be protected. The value of the Funds' shares can be expected to move up and down depending on market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets the value of the Funds' shares may decline.

         Investments in foreign securities, whether equity or fixed-income, involve special risks including those related to currency fluctuations, as well as to political, economic and social situations different from and potentially more volatile than those in the United States. In addition, the accounting, tax and financial reporting standards of foreign countries are different from and may be less reliable or comprehensive than those relating to U.S. securities issuers. See Special Risk Considerations for a complete discussion of the risk factors affecting any international investment. For these reasons, the Funds are not suitable for short-term investors. However, through the cautious selection and supervision of its portfolio, the Manager will strive to achieve the Funds' objectives.

         The Funds may be suitable for investors with a long-term investment horizon who are looking for long-term growth potential from a portfolio of European or Latin American securities. New Europe will invest primarily in equity securities of European countries of varying size. Latin America will invest primarily in equity securities of Latin American companies. Investors should be willing to accept the risks associated with foreign investing as well as with investments in growth-oriented or emerging issuers, some of which may be speculative and subject the Funds to additional investment risk.

                                     *  *  *

         Ownership of shares of the Funds can reduce the bookkeeping and administrative inconvenience that is typically connected with direct purchases of the type of securities in which the Funds invest.

         An investor should not consider a purchase of shares of any Fund as equivalent to a complete investment program. The Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
         New Europe - The investment objective of New Europe is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of European companies, which may include companies located or operating in established or emerging European countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their operating income in Europe. The companies in which the Fund will invest will be of varying size.

         The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible into common stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts.

         The Fund may invest in securities of issuers located in any European country where the Manager believes that there is the potential for long-term capital appreciation. The Fund may invest in the securities of issuers located in European countries with well-established economics and securities markets, in countries with emerging economies or securities markets or smaller securities markets. In addition, if opportunities arise, the Fund may invest in securities of issuers located in Eastern European countries. See Special Risk Considerations - Emerging Markets Securities Risks.

         Latin America - The investment objective of Latin America is to achieve long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies in Latin America, most of which are emerging market countries. Under normal circumstances, at least 65% of the Fund's total assets will be invested in equity securities of companies organized or having a majority of their assets in or deriving a majority of their income in Latin America. The companies in which the Fund will invest will be of varying size.

         The equity securities in which the Fund may invest include common stocks, preferred stocks, rights or warrants to purchase common stocks and securities convertible stocks. The Fund may also invest in foreign companies through sponsored or unsponsored Depositary Receipts.

         The Latin American countries in which the Fund may invest include Argentina, Belize, Bolivia, Brazil, Chile, Columbia, Costa Rica, Cuba, Ecuador, El Salvador, French Guyana, Guatemala, Guyana, Honduras, Mexico, Nicaragua, Panama, Paraguay, Peru, Surinam, Trinidad/Tobago, Uruguay and Venezuela.


         Both Funds -- In selecting investments for the Funds, the Manager will employ a dividend discount analysis across country boundaries and will also use a purchasing power parity approach to identify currencies and markets that are overvalued or undervalued relative to the U.S. dollar. The Manager uses the dividend discount analysis, based on available information, to compare the value of different investments. Using this technique, the Manager looks at future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Because many of the countries in which the Funds invest are emerging countries, there may be less information available on which the Manager can base its dividend discount analysis. Thus, such analysis may not be as complete as a dividend discount analysis performed on investments in developed countries.

         With a purchasing parity approach, the Manager attempts to identify the amount of goods and services that a dollar will buy in the United States and compare that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that should make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be considered to be overvalued. When the dollar buys more, the currency may be considered to be undervalued.

         The Funds may invest in both open-end and listed or unlisted closed-end investment companies, as well as unregistered investment companies. See Investment Company Securities under Other Investment Policies and Risk Considerations. The Funds may also invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock, and certain other non-traditional equity securities.

         Each Fund may invest up to 30% of its net assets in fixed-income securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities or political subdivisions, all of which may be high yield, high risk fixed-income securities rated lower than BBB by Standard & Poor's Ratings Group ("S&P") and Baa by Moody's Investors Services, Inc. ("Moody's") or, if unrated, are considered by the Manager to be of equivalent quality and which present special investment risks. Each Fund may also invest in Brady Bonds. See High Yield, High Risk Securities and Special Risk Considerations.

         For temporary defensive purposes, the Fund may invest all or a substantial portion of its assets in high quality debt instruments issued by foreign governments, their agencies, instrumentalities or political subdivisions, the U.S. government, its agencies or instrumentalities (and which are backed by the full faith and credit of the U.S. government), or issued by foreign or U.S. companies. For example, the Fund may invest in U.S. fixed-income markets when the Manager believes that the global equity markets are excessively volatile or overvalued so that the Fund's objective cannot be achieved in such markets. Any such corporate debt obligations will be rated AA or better by S&P, or Aa or better by Moody's, or if unrated, will be determined to be of comparable quality by the Manager. The Fund may also invest in the securities listed above pending investment of proceeds from new sales of Fund shares and to maintain sufficient cash to meet redemption requests.

Restricted and Illiquid Securities
         The Funds may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 (the "1933 Act"). Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers, such as the Funds. See Rule 144A Securities under Other Investment Policies and Risk Considerations. Each Fund may each invest up to 15% of the value of its net assets in illiquid securities, which are securities which may not be disposed of within seven days at the price at which they are carried on a Fund's books. In the event a Fund's percentage limitation is exceeded, whether due to changes in the market value of the Fund's illiquid holdings or because a particular security is deemed to have become illiquid, the Manager will take steps to remedy these circumstances in an orderly fashion.

High Yield, High Risk Securities
         Each Fund may invest up to 30% of its net assets in high yield, high risk foreign fixed-income securities, including so-called Brady Bonds. See Foreign Government Securities Risks under Special Risk Considerations. In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on a Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium-grade and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently from other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or a substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

                                     *  *  *

         Each Fund may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units such as the European Currency Unit ("ECU"). For purposes of the 1940 Act, each Fund will operate as a diversified fund. The Funds will not concentrate their investments in any particular industry, which means that each Fund will not invest 25% or more of its total assets in any one industry.

         Global Funds, Inc.'s designation as an open-end investment company, each Fund's designation as a diversified fund, and each Fund's policies concerning portfolio lending, borrowing and concentration are "fundamental" and may not be changed unless authorized by the vote of a majority of such Fund's outstanding voting securities. A vote of a "majority of the outstanding voting securities" is the vote by the holders of the lesser of a) 67% or more of a Fund's voting securities present in person or represented by proxy if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Part B lists other more specific investment restrictions of each Fund which may not be changed without a majority shareholder vote.

         Any investment policies of a Fund not identified above as "fundamental" may be changed by the Board of Directors of Global Funds, Inc. without a shareholder vote. See Special Risk Considerations and Other Investment Policies and Risk Considerations.

SPECIAL RISK CONSIDERATIONS
         Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in a Fund, nor can there be any assurance that a Fund's investment objective will be attained.

         Foreign Securities Risks. The Funds have the right to purchase securities in any developed, underdeveloped or emerging country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with the United States' generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

         Further, the Funds may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Emerging Markets Securities Risks. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Funds invest. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which the Funds may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         Each of the Funds has the ability to invest in emerging market securities. With respect to the New Europe Fund, most Eastern European countries are considered emerging markets. Further, with respect to the Latin America Fund, virtually all Latin American countries are underdeveloped or emerging. Set forth below are some specific risk factors related to Eastern Europe and Latin American issuers.

         Eastern European Securities Risks. Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the New Europe Fund could lose a substantial portion of any investments it has made in the affected countries. In addition, the accounting, tax and financial reporting standards of Eastern European countries are different from and may be less reliable or comprehensive than those relating to Western European securities. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors.

         Certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

         Authoritarian governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of the New Europe Fund's assets invested in such country. To the extent such governmental quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the New Europe Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries. The New Europe Fund may also invest in Russian securities. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information about these and other risks associated with Russian securities, please see the SAI.

         Satisfactory custodial services for investment securities may not be available in some Eastern European Countries, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries.

         Latin American Securities Risks. The Latin American securities markets are not as large as the U.S. securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Latin American brokers typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end funds and the restrictions on foreign investments discussed below, may result in potentially fewer investment opportunities for the Latin America Fund and may have an adverse impact on the investment performance of the Fund.

         The investment objective of the Latin America Fund reflects the belief that investment opportunities may result in Latin America from an evolving long-term international trend encouraging greater market orientation and diminishing governmental intervention in economic affairs. The Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience significant problems, including high inflation rates and high interest rates. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities. There is no assurance that the economic initiatives will be successful.

         Certain of the risks associated with international investments and investing in small capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of such currencies periodically. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Latin Fund, as well as the value of securities in the Fund's portfolio.

         In addition to the relative lack of publicly available information about Latin American issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as are applicable to U.S. companies, inflation accounting rules in some Latin American countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies.

         Satisfactory custodial services for investment securities may not be available in some Latin American countries, which may result in the Funds incurring additional costs and delays in transporting and custodying such securities outside such countries.

         Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries.

         As a result, management of the Funds may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular Latin American country. The Funds may invest in countries in which foreign investors, including management of the Funds, have had no or limited prior experience.

         Some Latin American countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments for foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

         Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. For example, in Chile, with limited exceptions, invested capital cannot be repatriated for three years. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         In some Latin American countries, such as Argentina, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. The Investment Company Act restricts Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may restrict a Fund's investments in certain foreign banks and other financial institutions.

         Foreign Government Securities Risks. With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a foreign governmental issuer may default on its obligations. If such a default occurs, the Funds may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

         Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Among the foreign government and government related issuers in which the Funds may invest are certain high-yield securities, including so-called Brady Bonds. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which the Funds expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which the Funds may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for new issued bonds (Brady Bonds). The investment advisers believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. Investors, however, should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. In addition, Brady Bonds have been issued only recently and, accordingly, do not have a long payment history.

         Region Risks. Both of the New Europe Fund and the Latin America Fund intend to invest a majority of its assets in a specific region of the world. Thus, each Fund's performance will be dependent upon the economic and financial strength and stability of the region in which it invests. Shareholders should be aware that in many regions of the world, and in particular in regions where emerging countries are prevalent, the economies of the countries in such regions are interdependent. Thus, to the extent that there is economic or financial instability in one country, the likelihood that such instability will pervade other countries in the region is high. Consequently, an investment in either the New Europe Fund or the Latin America Fund is likely to be more volatile than an investment in a more geographically diverse fund.

         Small Company Investment Risks. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. The securities of companies with smaller revenues and capitalizations in which the New Europe and Latin America Funds may invest to a limited degree, may offer greater opportunity for capital appreciation than larger companies, but investment in such companies presents greater risks than securities of larger, more established companies. Historically, smaller capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited production, markets, management depth, or financial resources.

         Risks Related to Additional Investment Techniques. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver (and if a decision is made to sell the security and make delivery of the foreign currency). Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         The Funds may invest up to 30% of their respective net assets in high yield, high risk foreign fixed-income securities. These securities are rated lower than BBB by S&P and Baa by Moody's or, if unrated, are considered by the Manager to be of equivalent quality. See Investment Objectives and Strategies and High Yield, High Risk Securities. The Funds will not purchase securities rated lower than C by S&P or Ca by Moody's, or, if unrated, considered to be of an equivalent quality to such ratings by the Manager. See Appendix A - Ratings to this Prospectus for more rating information. Fixed-income securities of this type are considered to be of poor standing and predominantly speculative.
Such securities are subject to a substantial degree of credit risk.

                                     *  *  *

         For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities including purchasing put and call options, futures contracts and options thereon, and options on foreign currencies, see Other Investment Policies and Risk Considerations in this Prospectus. Part B provides more information concerning the Funds investment policies, restrictions and risk factors.

CLASSES OF SHARES

         The Distributor serves as the national distributor for the Funds. Shares of the Class may be purchased directly by contacting a Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Class A, Class B and Class C Shares of the Funds
         In addition to offering the Class of the Funds, each Fund also offers Class A, Class B and Class C shares, which are described in a separate prospectus. Shares of the Funds may be purchased through authorized investment dealers or directly by contacting a Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on page 1 of this Prospectus.

HOW TO BUY SHARES

         The Funds make it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

Investing Directly by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to the specific Fund and Class selected to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to First Union National Bank, ABA #________, account number ________ (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to First Union National Bank, as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in Delaware Investments and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into shares of any of the Funds of the same Class of shares. Accordingly, Class B Shares and Class C Shares of the Funds and any other funds in Delaware Investments offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by a Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Funds reserve the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in Delaware Investments. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

         REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption or exchange requests received in good order after the time the net asset value of shares is determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling a Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         A Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such shares will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of other funds offered by Delaware Investments. Each Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by a Fund or the Distributor for redeeming or exchanging your shares, although in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by a Fund or its agent.

Written Redemption and Exchange
         You can write to Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund offered by Delaware Investments, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Fund requires a signature by all owners of the account and may require a signature guarantee. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). A signature guarantee cannot be provided by a notary public. A signature guarantee is designed to protect the shareholders, the Fund and its agents from fraud. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. Each Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate(s) must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Funds reserve the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) if it does not, a Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund offered by Delaware Investments under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         DIVIDENDS AND DISTRIBUTIONS

         Global Funds, Inc. declares a dividend on each Fund to all shareholders of record of the Class of the Fund at the time the offering price of shares is determined. See Purchase Price and Effective Date under How to Buy Shares. Thus, when redeeming shares, dividends continue to be credited up to and including the date of redemption.

         Each Fund will normally declare and make payments from net investment income on an annual basis. Payments from net realized securities profits of a Fund, if any, will be made in the quarter following the close of the fiscal year. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

         In addition to the dividends from net investment income and distributions from realized securities profits that a Fund may declare and make, as noted above, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, each Fund may declare special year-end dividend and capital gains distributions during October, November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

         Each class of a Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur any distribution fee under Global Funds, Inc.'s 12b-1 Plans which apply to Class A Shares, Class B Shares and Class C Shares.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Internal Revenue Code (the "Code"). Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies certain other requirements relating to the sources of its income and diversification of its assets.

         Each Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. It is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deductions for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice from the Fund to the Fund's shareholders.

         Distributions paid by a Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. No Fund seeks to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in a Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief
Act of 1997
         The 1997 Act creates a category of long-term capital gain for individuals that will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on when a Fund's securities were sold and how long they were held by the Fund before they were sold. The holding periods for which the new rates apply were revised by the Internal Revenue Service Restructuring and Reform Act of 1998. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Global Funds, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of a Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between one fund and another Delaware Investments fund.

         Each Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% in value of the total assets of a Fund at the end of its fiscal year is invested in securities of foreign corporations, the Fund may elect to pass-through to its shareholders a pro-rata share of foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro-rata share of foreign source income (including any foreign taxes paid by the Fund), and (ii) entitled to either deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. Shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income to be included in their income tax returns.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

         Each year, Global Funds, Inc. will mail to you information on the tax status of each Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by a Fund.

         Global Funds, Inc. is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions in Part B for additional information on tax matters relating to each Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of Class shares of each Fund is the net asset value ("NAV") per share of Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The NAV per share is computed by adding the value of all securities and other assets in a Fund's portfolio, deducting any liabilities of the Fund (expenses and fees are accrued daily) and dividing by the number of Fund shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Debt securities are priced at fair value by an independent pricing service using methods approved by Global Funds, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Global Funds, Inc.'s Board of Directors.

         Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges which trade on days when the New York Stock Exchange is closed (such as U.S. holidays or Saturdays). As a result, the net asset value of each Fund may be significantly affected by such trading on days when shareholders have no access to the Fund.

         The net asset values of all outstanding shares of each class of each Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class of each Fund will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans related to each Fund and Class A Shares, Class B Shares and Class C Shares of each Fund alone will bear the 12b-1 Plan expenses payable under their respective 12b-1 Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of each Fund will vary.

MANAGEMENT OF THE FUNDS

Directors
         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Global Funds, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to each Fund. The Manager has offices located at 80 Cheapside, Third Floor, London, England EC2V 6EE.

         Delaware Management Company ("Delaware") and its predecessors have been managing the funds in Delaware Investments since 1938. On November 30, 1997, Delaware and its affiliates within the Delaware Group, including the Manager, were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

         Delaware is a series of Delaware Management Business Trust. Delaware changed its form of organization from a corporation to a business trust on March 1, 1998. Delaware is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). The Manager is also controlled by DMH through several subsidiaries. On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH, Delaware and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. The Manager has entered into an Investment Management Agreement with Global Funds, Inc. on behalf of the Funds.

         The Manager manages each Fund's investments and for its services, the Manager is entitled to an annual fee equal to 1.25% of the average daily net assets of each Fund. The directors of Global Funds, Inc. annually review the fees paid to the Manager.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the New Europe and Latin America Funds and to pay expenses of each Fund to the extent necessary to ensure that the Total Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of Class A Shares, Class B Shares and Class C Shares of each Fund do not exceed 1.25% through June 30, 1999.

         The investment management fees paid to the Manager, while higher than the advisory fees paid by other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.

         Messrs. Nigel May, Richard Ginty and Joshua Brooks have primary responsibility for making day-to-day investment decisions for New Europe Fund. Mr. May is a graduate of Sidney Sussex College, Cambridge and joined Delaware International in 1991, assuming portfolio management responsibilities and sharing analytical responsibilities for continental Europe. Prior to joining Delaware International, he spent five years with Hill Samuel Investment Advisers Ltd.

         Mr. Ginty, a graduate of Sheffield University, joined Delaware International in 1992, where his primary research focus is the European equity markets. Prior to joining Delaware International, his business experience was with Kleinwort Benson Securities Limited, and prior to that time, with Fiduciary Trust International.

         Mr. Brooks is a graduate of Yale University and has undertaken graduate studies at The London Business School. Having joined Delaware Management Company in 1991, Mr. Brooks first worked in equity market analysis and as a Philadelphia liaison with Delaware International and thereafter joined Delaware International's emerging markets team in London.

         Clive A. Gillmore, as well as Robert Akester and Mr. Brooks have primary responsibility for making day-to-day investment decisions for Latin America Fund. A graduate of the University of Warwick and having begun his career at Legal and General Investment Management, Mr. Gillmore joined Delaware Investments in 1990 after eight years of investment experience. His most recent position prior to joining the Delaware Investments was as a Pacific Basin equity analyst and senior portfolio manager for Hill Samuel Investment Advisers Ltd. Mr. Gillmore completed the London Business School Investment program.

         Mr. Akester, a graduate of University College, London, recently joined Delaware International after 26 years of investment experience. His most recent position prior to joining Delaware International was as Director of Hill Samuel Investment Advisers Ltd. where he had responsibility for significant overseas clients and Far Eastern Markets. Mr. Akester is an Associate of the Institute of Actuaries.

Portfolio Trading Practices
         The Funds normally will not invest for short-term trading purposes. However, a Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of a Fund and may affect taxes payable by such Fund's shareholders to the extent that net capital gains are realized. Given each Fund's investment objective, it is anticipated that the portfolio turnover rate of each Fund will not exceed 100%.

         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds offered by Delaware Investments in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds, such as custodian fees.

Performance Information
         From time to time, the Funds may quote total return performance of this Class in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-year, five-year and ten-year, or life-of-fund periods, as applicable. The Funds may also advertise aggregate and average total return information concerning the Class over additional periods of time.

         Because securities prices fluctuate, investment results of the Class will fluctuate over time. Past performance is not considered a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about each Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about each Fund's investments and performance. Global Funds, Inc.'s fiscal year ends on November 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a Distribution Agreement with Global Funds, Inc. dated as of December __, 1998.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated December __, 1998. The Transfer Agent also provides accounting services to each Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping services provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The directors of Global Funds, Inc. annually review the fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are indirect, wholly owned subsidiaries of DMH.

                                     *  *  *

         As with other mutual funds, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Global Funds, Inc. is taking steps to obtain satisfactory assurances that the Funds' major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

         Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. If any of the Funds is invested in securities of participating countries it could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. Global Funds, Inc. is taking steps to obtain satisfactory assurances that the major service providers of each of the Funds are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Funds.

Expenses
         Each Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. Each Fund's expenses include its proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Shares
         Global Funds, Inc. is an open-end management investment company. Commonly known as a mutual fund, Global Funds, Inc. was organized as a Maryland corporation on May 30, 1991. Global Funds, Inc. currently offers eight series of shares - International Equity Series, International Small Cap Series, Global Bond Series, Global Assets Series, Emerging Markets Series, Global Equity Series, New Europe Series and Latin America Series. Each Fund's shares have a par value of $.01 and when issued will be fully paid, non-assessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. Each fund will vote separately on any matter which affects only that fund. Shares of each fund have a priority over shares of any other fund of Global Funds, Inc. in the assets and income of that fund.

         All shares have noncumulative voting rights which means that the holders of more than 50% of Global Funds, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Global Funds, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act.

         In addition to Class shares, each Fund also offers Class A, Class B and Class C shares. Shares of each Class represent proportionate interests in the assets of each Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Classes are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Class A Shares, Class B Shares and Class C Shares.

         The Lincoln National Life Insurance Company ("LNLIC") is expected to make the initial investment in the Fund. As a result, LNLIC could own up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there are no limitations on LNLIC's ability to redeem its shares of the Fund and it may elect to do so at any time.

         OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Foreign Currency Transactions
         Although each Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. Each may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         Each Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, each Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, a Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Funds will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Funds to deliver an amount of foreign currency in excess of the value of a Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gains or losses from currency transactions.

         Each Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by a Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See Special Risk Considerations.

Depositary Receipts
         Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") that are actively traded in the United States. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are receipts issued by non-U.S. Banks or trust companies and foreign branches of U.S. banks that evidence ownership of the underlying foreign or U.S. securities. "Sponsored" ADRs, EDRs or GDRs are issued jointly by the issuer of the underlying security and a Depositary, and "unsponsored" ADRs, EDRs or GDRs are issued without the participation of the issuer of the deposited security. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the Depositary of an unsponsored ADR, EDR or GDR facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR, EDR or GDR. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Rule 144A Securities
         While maintaining oversight, the Board of Directors of Global Funds, Inc. has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of each Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed the Fund's 15% limitation on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to its respective limitation.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up, and the borrower would fail to return the borrowed security. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. In addition, a Fund will require borrowers to deliver collateral to the Fund before lending securities. Creditworthiness will be monitored on an ongoing basis by the Manager.

Investment Company Securities
         Any investments that a Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's limitations, a Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. These percentage limitations also apply to a Fund's investments in unregistered investment companies.

Repurchase Agreements
         Each Fund also may use repurchase agreements that are at least 102% collateralized by securities in which the Fund can invest directly, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Repurchase agreements help a Fund to invest cash on a temporary basis. Each Fund may invest cash balances in joint repurchase agreements with other Delaware Investments funds. Under a repurchase agreement, a Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. Repurchase agreements involve the risks of loss if a seller defaults on its obligations under the agreements. If the seller is unable to repurchase the security, a Fund could experience delays in liquidating the securities. To minimize this possibility, the Manager, pursuant to direction from the Global Funds, Inc.'s Board of Directors, considers the creditworthiness of banks and dealers when entering into repurchase agreements.

Borrowings
         Each Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Fund will not borrow money in excess of one-third of the value of its net assets. Each Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of a Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while a Fund has an outstanding borrowing.

Options
         The Manager may employ options techniques in an attempt to protect appreciation attained and to take advantage of the liquidity available in the options market. Each Fund may purchase call options on foreign or U.S. securities and indices and enter into related closing transactions. Each Fund may also purchase put options on such securities and indices and enter into related closing transactions.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or take advantage of a rise in a particular index. Each Fund will only purchase call options to the extent that premiums paid on all outstanding call options do not exceed 2% of its total assets.

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of its total assets. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect closing transactions, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         In purchasing put and call options, the premium paid by a Fund plus any transaction costs will reduce any benefit realized by such Fund upon exercise of the option.

         Each Fund may use both Exchange-traded and over-the-counter options. Certain over-the-counter options may be illiquid. Each Fund will only invest in such options to the extent consistent with its 15% limitation on investment in illiquid securities. The Funds will comply with U.S. Securities and Exchange Commission asset segregation and coverage requirements when engaging in these types of transactions.

Futures Contracts and Options on Futures Contracts
         The principal purpose of the purchase or sale of futures contracts for a Fund is to protect the Fund against the fluctuations in interest or exchange rates which otherwise might adversely affect the value of such Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date without actually buying or selling such securities.

         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. To the extent that a Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of such Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

         Each Fund may also purchase and write options to buy or sell futures contracts. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant directly or on its behalf in an account at the Custodian Bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the

Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

APPENDIX A--RATINGS

General Rating Information

Bonds
          Excerpts from Moody's description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa--considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba--judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa--are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca--represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C--the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Excerpts from S&P's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC--regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse condition; C--reserved for income bonds on which no interest is being paid; D--in default, and payment of interest and/or repayment of principal is in arrears.

    For more information contact Delaware
Investments at 800-828-5052.                     NEW EUROPE FUND
                                                 LATIN AMERICA FUND
                                                 _______________________________

                                                 INSTITUTIONAL CLASS
                                                 _______________________________
INVESTMENT MANAGER
Delaware International Advisers Ltd.
80 Cheapside
Third Floor
London, England  EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103
                                                 P R O S P E C T U S
SHAREHOLDER SERVICING,                           _______________________________
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                              DECEMBER __, 1998
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN                                                            DELAWARE
The Chase Manhattan Bank                                             INVESTMENTS
4 Chase Metrotech Center                                             -----------
Brooklyn, NY 11245
                                                 _______________________________

(SAI-DGG&I/PART B)


________________________________________________________________________________

                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                               DECEMBER __, 1998
________________________________________________________________________________

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
NEW EUROPE FUND
LATIN AMERICA FUND

________________________________________________________________________________

1818 Market Street
Philadelphia, PA  19103
________________________________________________________________________________
For more information about Institutional  Classes:  800-828-5052

For Prospectus and Performance of Class A Shares, Class B Shares and
       Class C Shares: Nationwide 800-523-4640

Information on Existing Accounts of Class A Shares, Class B Shares and
       Class C Shares: (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
________________________________________________________________________________
TABLE OF CONTENTS
________________________________________________________________________________
Cover Page
________________________________________________________________________________
Investment Policies and Portfolio Techniques
________________________________________________________________________________
Accounting and Tax Issues
________________________________________________________________________________
Performance Information
________________________________________________________________________________
Trading Practices and Brokerage
________________________________________________________________________________
Purchasing Shares
________________________________________________________________________________
Investment Plans
________________________________________________________________________________
Determining Offering Price and Net Asset Value
________________________________________________________________________________
Redemption and Repurchase
________________________________________________________________________________
Distributions
________________________________________________________________________________
Investment Management Agreements
________________________________________________________________________________
Officers and Directors
________________________________________________________________________________
Exchange Privilege
________________________________________________________________________________
General Information
________________________________________________________________________________
Financial Statements
________________________________________________________________________________

         Delaware Group Global & International Funds, Inc. ("Global Funds, Inc.") is a professionally-managed mutual fund of the series type. This Statement of Additional Information ("Part B" of the registration statement) describes the New Europe Series ("New Europe Fund") and Latin America Series ("Latin America Fund") (individually, a "Fund" and collectively, the "Funds") of Global Funds, Inc. Each Fund offers Class A Shares, Class B Shares, Class C Shares (together the "Fund Classes"), and an Institutional Class (individually a "Class" and collectively the "Classes"). A separate Statement of Additional Information dated February 4, 1998, relates to Global Fund Inc.'s remaining six series and is available by contacting the Fund's national distributor, Delaware Distributors, L.P. at the noted address or by calling the numbers listed above on page 1 of this Part B.

         Class B Shares, Class C Shares and Institutional Class shares of each Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and, absent any applicable fee waiver, annual Rule 12b-1 Plan ("12b-1 Plan") expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1%, which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectuses for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1%, which are assessed against the Class C Shares for the life of the investment. Due to voluntary waivers by Delaware Distributors, L.P. (the "Distributor"), New Europe Fund and Latin America Fund will not pay 12b-1 fees with respect to any Class until June 30, 1999.

         This Part B supplements the information contained in the current Prospectuses for the Fund Classes and the Institutional Classes dated December __, 1998 for the Funds, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. Prospectuses relating to the Fund Classes and Prospectuses relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P., 1818 Market Street, Philadelphia, PA 19103.

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

Investment Restrictions
         Global Funds, Inc. has adopted the following restrictions for each Fund (except where otherwise noted) which cannot be changed without approval by the holders of a "majority" of the respective Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

         Each Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or other thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing n issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In applying the Funds' fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the prospectus, the New Europe Fund and Latin America Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

Foreign Securities
         Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Funds' Prospectuses, which are not typically associated with investing in United States issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Fund permit it to enter into forward foreign currency exchange contracts in order to hedge each Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by a Fund. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts each Fund may make or enter into will be subject to the special currency rules described above.

Repurchase Agreements
         While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances.

         The Delaware Investments funds have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments funds jointly to invest cash balances. Each Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware International Advisers Ltd. (the "Manager"), under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to Global Funds, Inc. from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Global Funds, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, each Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions
         A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations.

         Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

         When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of a Fund's assets denominated in such foreign currency, the Fund's Custodian Bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of the Fund's total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts.

Options
         Each Fund may purchase call options or purchase put options and will not engage in option strategies for speculative purposes.

         Each Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will not, however, invest more than 15% of its assets in illiquid securities.

         Purchasing Call Options--Each Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

         Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Futures
         Each Fund may enter into contracts for the purchase or sale for future delivery of securities or foreign currencies. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into an offsetting transaction. When a Fund enters into a futures transaction, it must deliver to the futures commission merchant selected by the Fund an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in an account at the Fund's Custodian Bank. Thereafter, a "variation margin" may be paid by a Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract.

         In addition, when a Fund engages in futures transactions, to the extent required by the SEC, it will maintain with its Custodian Bank, assets in a segregated account to cover its obligations with respect to such contracts, which assets will consist of cash, cash equivalents or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the margin payments made by a Fund with respect to such futures contracts.

         Each Fund may enter into such futures contracts to protect against the adverse affects of fluctuations in interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         With respect to options on futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, a Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities. For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that interest rates move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has because it will have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Options on Foreign Currencies
         Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, a Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow a Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

         Each Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Custodian Bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high-grade liquid debt securities in a segregated account with its Custodian Bank.

         With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its Custodian Bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard and Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 Index ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on domestic exchanges such as: The Chicago Board Options Exchange, the New York Stock Exchange and American Stock Exchange as well as on foreign exchanges.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability effectively to hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained and to take advantage of the liquidity available in the option markets.

Rule 144A Securities
         A Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and the Manager will continue to monitor the liquidity of that security to ensure that a Fund has no more than 15% of its net assets in illiquid securities.

Non-Traditional Equity Securities
         New Europe Fund and Latin American Fund may each invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Funds, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         New Europe Fund and Latin America Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Additional Risks Relating to Russian Securities
         The New Europe Fund may invest to a limited degree in Russian Securities. Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments;
(5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on the New Europe Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade; (10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by the New Europe Fund due to the underdeveloped nature of the securities markets.

         There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for the New Europe Fund to lose its registration through fraud, negligence or even mere oversight. While the New Europe Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the New Europe Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent the New Europe Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by the Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.

Options on Certain Stock Indices
         Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked to market" for federal income tax purposes. Generally, 60% of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Other Tax Requirements
         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, a Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) A Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of that Fund's total assets, and, with respect to 50% of that Fund's total assets, no investment (other than cash and cash items,

U.S. government securities and securities of other regulated investment companies) can exceed 5% of that Fund's total assets;

         (ii) A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years; and

         (iv) A Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 (in addition to amounts from the prior year that were neither distributed nor taxed to such
Fund) to shareholders by December 31 of each year in order to avoid federal excise taxes. The Funds intend as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by shareholders as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

         The federal income tax rules governing the taxation of interest rate swaps are not entirely clear and may require Global Bond Fund to treat payments received under such arrangements as ordinary income and to amortize such payments under certain circumstances. Global Bond Fund will limit its activity in this regard in order to maintain its qualification as a regulated investment company.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require a Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under a Fund's current reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, a Fund will be required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of a Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Funds may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of a Fund at the end of its fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro rata share of foreign taxes paid by a Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by a Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by a Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by a Fund). If a Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If a Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by a Fund. In this case, these taxes will be taken as a deduction by a Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by a Fund. These provisions will allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from a Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by a Fund. This process will allow you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure will not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by a Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by a Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by a Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce a Fund's income available for distribution to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, each Fund may state its Classes' total return and yield in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year, or life-of-fund periods, as applicable. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time. In addition, each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

         In presenting performance information for Class A Shares, the Limited CDSC or other CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC or other CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                       n
                                P(1 + T) = ERV

Where:             P  =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T  =  average annual total return;

                   n  =  number of years;

                 ERV  =  redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         Each Fund may also state total return performance for its Classes in the form of an average annual return. This average annual return figure will be computed by taking the sum of a Class' annual returns, then dividing that figure by the number of years in the overall period indicated. The computation will reflect the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount against the first year's return. From time to time, each Fund may quote actual total return performance for its Classes in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Performance information for the Funds is not provided because they are new funds with no operating history.

           Total return performance for a Class will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will also reflect, as applicable, the maximum front-end sales charge or CDSC paid with respect to the illustrated investment amount, but not any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.

           From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (of Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., or to the S&P 500 Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index, the MSCI Emerging Markets Free Index, or the Salomon Brothers World Government Bond Index.

           Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. Similarly, the MSCI EAFE Index, the MSCI Emerging Markets Free Index, and the Salomon Brothers World Government Bond Index are industry-accepted unmanaged indices of equity securities in developed countries and global debt securities, respectively, used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charges or other fees. A direct investment in an unmanaged index is not possible.

         Comparative information on the Consumer Price Index may also be included in advertisements or other literature. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment.

         Each Fund may also promote its Classes' yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc., IBC/Donoghue's Money Market Report and Morningstar, Inc.

         The performance of multiple indices compiled and maintained by statistical research firms, such as Morgan Stanley, Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments or global or international investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, domestic and international stocks, and/or bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Educational IRAs) and investment alternatives to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for Global Funds, Inc. and other Delaware Investments mutual funds, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible personal financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor may also provide information that discusses the overriding investment philosophy of Delaware Management Company ("Delaware"), Delaware Investment Advisers, a division of Delaware, and the Manager, an affiliate of Delaware, and how that philosophy impacts Fund investment disciplines and strategies employed in seeking each Fund's objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of Delaware or the Manager, including the number of such clients serviced by Delaware and/or the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                       Number
                                 Investment         Price Per         of Shares
                                   Amount             Share           Purchased

                 Month 1            $100             $10.00              10
                 Month 2            $100             $12.50               8
                 Month 3            $100             $ 5.00              20
                 Month 4            $100             $10.00              10
                 ---------------------------------------------------------------
                                    $400             $37.50              48

Total Amount Invested:  $400
Total Number of Shares Purchased:  48
Average Price Per Share:  $9.38 ($37.50/4)
Average Cost Per Share:  $8.33 ($400/48 shares)

             This example is for illustration purposes only. It is not intended to represent the actual performance of any stock or bond fund offered by Delaware Investments.

THE POWER OF COMPOUNDING
             When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. Each Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

             The Manager selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund involved pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund may pay a minimal share transaction cost when the transaction presents no difficulty.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Funds believe that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other Delaware Investments funds. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Global Funds, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds offered by Delaware Investments such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         A Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of its investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, a Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to the Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, a Fund may experience a rate of portfolio turnover which could exceed 100%. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for additional information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Global Funds, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Investments fund, the Manager or any of their affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Global Funds, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares and that, absent any applicable fee waiver, Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Global Funds, Inc. reserves the right to reject any order for the purchase of its shares of a Fund if in the opinion of management such rejection is in such Fund's best interest.

         The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Global Funds, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase;
(iii) 2% if shares are redeemed during the fifth year following purchase; and
(iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         The Distributor has voluntarily elected to waive the payment of 12b-1 plan expenses by New Europe Fund and Latin America Fund from the commencement of the public offering through June 30, 1999. As a result, the Fund Classes of the New Europe Fund and Latin America Fund will not incur any 12b-1 Plan expenses during such period.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Global Funds, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Funds for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and, absent any applicable fee waiver, annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.

Class A Shares
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         As described more fully in the Prospectuses for the Fund Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the Prospectuses for the Fund Classes for the applicable schedule and further details.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived. During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, absent any applicable fee waiver, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Global Funds, Inc. has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of a Fund (the "Plans"). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Classes of shares to which the Plan applies. The Plans do not apply to Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with the Distributor. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A Shares, Class B Shares and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under its Plans and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of average daily net assets of Class A Shares, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B Shares' and Class C Shares' average daily net assets for the year. Global Funds, Inc.'s Board of Directors may reduce these amounts at any time.

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A Shares, Class B Shares and Class C Shares would be borne by such persons without any reimbursement from such classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have all been approved by the Board of Directors of Global Funds, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Global Funds, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A
Shares, Class B Shares and Class C Shares of each Fund and that there is a reasonable likelihood of the Plan relating to a Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the relevant Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those directors who are not "interested persons." With respect to each Class A Shares' Plan any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the respective Fund's B Class. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Global Funds, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Global Funds, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for its review.

         The staff of the SEC has proposed amendments to Rule 12b-1 and other related regulations that could impact Rule 12b-1 Distribution Plans. Global Funds, Inc. intends to amend the Plans, if necessary, to comply with any new rules or regulations the SEC may adopt with respect to Rule 12b-1.

Other Payments to Dealers - Class A Shares, Class B Shares and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, directors and employees of Global Funds, Inc., any other fund offered by Delaware Investments, including the Manager, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Funds and any such Class of shares of any of the other funds offered by Delaware Investments, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Investments funds. Officers, directors and key employees of institutional clients of the Manager or any of their affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Global Funds, Inc. may reasonably require to establish eligibility for purchase at net asset value.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their customers when they are not eligible to purchase shares of the Institutional Class of a Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc., ("RFSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Investments funds and in any stable value product available through Delaware Investments, or (ii) is sponsored by an employer that has at any point after May 1, 1997 more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to RFSI in writing that it has the requisite number of employees and has received written confirmation back from RFSI.

         Investors in Delaware-Voyageur Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds offered by Delaware Investments at net asset value.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Global Funds, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Global Funds, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of a Fund and of any class of any of the other mutual funds offered by Delaware Investments (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter. For purposes of satisfying an investor's obligation under a Letter of Intention, Class B Shares and Class C Shares of a Fund and the corresponding classes of shares of other Delaware Investments funds which offer such shares may be aggregated with Class A Shares of the Fund and the corresponding class of shares of the other Delaware Investments funds.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Investments funds (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other Delaware Investments fund holdings.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund as well as shares of any other class of any of the other Delaware Investments funds which offer such classes (except shares of any Delaware Investments fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from shares from a Delaware Investments fund which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of Institutional Classes holding shares which were acquired through an exchange from one of the other Delaware Investments mutual funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other Delaware Investments funds, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in Delaware Investments mutual funds offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a Fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

Group Investment Plans
         Group Investment Plans that are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the Prospectuses for Fund Classes, based on total plan assets. If a company has more than one plan investing in the Delaware Investments funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which the investment is being made in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

Institutional Classes
         The Institutional Class of each Fund is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or their affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
         All dividends and distributions of each Class of the Funds are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which the shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made, for Class A Shares at the public offering price, and for Class B Shares, Class C Shares and Institutional Class shares at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares and Class C Shares may automatically reinvest dividends and/or distributions in any of the Delaware Investments mutual funds, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.

         Subject to the following limitations, dividends and/or distributions from other funds offered by Delaware Investments may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for any Fund to accept for investment in Class A Shares, Class B Shares or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Global Funds, Inc. for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds offered by Delaware Investments. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds offered by Delaware Investments through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments mutual funds, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Delaware Investments Asset Planner
         To invest in Delaware Investments funds using the Delaware Investments Asset Planner asset allocation service, you should complete a Delaware Investments Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Delaware Investments Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Delaware Investments Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectuses. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A Shares, Class B Shares and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other Delaware Investments funds may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Delaware Investments Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes
         An investment in a Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA"), and the new Roth IRA.

         The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans, other than Individual Retirement Accounts for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the plans.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.

         A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.

         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.


         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other Delaware Investments funds. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the Prospectuses for Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the Prospectuses for Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the Prospectuses for Fund Classes.

SIMPLE  IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis.

SIMPLE 401(k)
          A SIMPLE 401(k) is like a regular 401(k) except that plan sponsors are limited to 100 employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investment Management Agreements and Sub-Advisory Agreements. Orders for purchases of Class B Shares, Class C Shares and Institutional Class shares are effected at the net asset value per share next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in the Funds' financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the Fund's portfolio, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars based on rates in effect as of 12 p.m., Eastern time. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

         Each class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that the Institutional Classes will not incur any of the expenses under Global Funds, Inc.'s 12b-1 Plans and Class A Shares, Class B Shares and Class C Shares alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the net asset value of each class of a Fund will vary. For so long as the current waivers of 12b-1 Plan expenses by the Distributor in connection with the distribution of Class A Shares, Class B Shares and Class C Shares of the Funds remain applicable, no such variance shall arise.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund, at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of Fund shares, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund, its agent or certain other authorized persons, subject to any applicable CDSC or Limited CDSC. See Distribution and Service under Investment Management Agreements. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. A Fund will honor the redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Global Funds, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by Global Funds, Inc.'s Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in Global Funds, Inc.'s Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to redemptions described in this paragraph.

         The Funds generally require a minimum balance of $1,000 for accounts in all Classes.

                                      * * *

         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by First Union National Bank which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, such Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
         Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of a Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares of the same Fund may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectuses for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserve the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for Institutional Classes, or currently, any of the Fund Classes of the Funds.

DISTRIBUTIONS

         The Funds each will normally declare and make payments from net investment income on an annual basis. Payments from net realized securities profits of each Fund, if any, will be distributed annually in the quarter following the close of the fiscal year.

         Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the U.S. Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Under the Taxpayer Relief act of 1997 (the "1997 Act"), a Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

         "Pre-Act long-term capital gains": securities sold by a Fund before May 7, 1997, that were held for more than 12 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "Mid-term capital gains" or "28 percent rate gain": securities sold by a Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

         "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by a Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by a Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

         "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individual who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares in order to qualify such shares as qualified 5-year property. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket.

         Because of each Fund's investment policy, it is expected that either none or only a nominal portion of a Fund's dividends will be eligible for the dividends-received deduction for corporations. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by a Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of a Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that a Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

         Shareholders will be notified annually by Global Funds, Inc., Inc. as to the federal income tax status of dividends and distributions paid by their Fund.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. Because shareholders' state and local taxes may be different than the federal taxes described above, shareholders should consult their own tax advisers.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENTS

         Delaware International Advisers Ltd. ("Delaware International" or the "Manager"), located at Third Floor, 80 Cheapside, London, England EC2V 6EE, furnishes investment management services to each Fund, subject to the supervision and direction of Global Funds, Inc.'s Board of Directors. Delaware International is affiliated with Delaware Management Company ("Delaware").

         Delaware Management Company ("Delaware") and its predecessors have been managing the funds offered by Delaware Investments since 1938. On November 30, 1997, Delaware and its affiliates within Delaware Investments, including the Manager, were managing in the aggregate more than $39 billion in assets in the various institutional or separately managed (approximately $23,274,532,000) and investment company (approximately $16,181,491,000) accounts.

         The Investment Management Agreements for the new Europe and Latin America Funds are dated December __, 1998, and were approved by the initial shareholder on December __, 1998. The Agreements have an initial term of two years and may be further renewed after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of Global Funds, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements are terminable without penalty on 60 days' notice by the directors of Global Funds, Inc. or by the Manager. The Agreements will terminate automatically in the event of their assignment.

         The Manager manages each Fund's investments. The compensation payable by New Europe Fund and Latin America Fund for investment management services is equal to (on an annual basis) 1.25% of the Fund's average daily net assets. The fees payable to Delaware International, while higher than the advisory fees paid to other mutual funds in general, are comparable to fees paid by other mutual funds with similar objectives and policies.

         Beginning with the commencement of operations of New Europe Fund and Latin America Fund through June 30, 1999 the Distributor has elected to voluntarily waive 12b-1 expenses and Delaware International has voluntarily elected to waive that portion, if any, of the annual management fees payable by New Europe Fund and Latin America Fund and to reimburse the Fund's expenses to the extent necessary to ensure that the Total Operating Expenses of Class A Shares, Class B Shares, Class C Shares and the Institutional Class of this Fund do not exceed 1.25% (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) on an annualized basis.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, these include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, serves as the national distributor of the shares of New Europe and Latin America Funds under separate Distribution Agreements dated December __, 1998. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of its respective
Class A Shares, Class B Shares and Class C Shares under the 12b-1 Plan for each class. The Distributor has elected voluntarily to waive payments under the 12b-1 Plan for Class A Shares, Class B Shares and Class C Shares of New Europe Fund and Latin America Fund during the commencement of the public offering of the Fund through June 30, 1999.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the shareholder servicing, dividend disbursing and transfer agent for each Fund under an amended and restated agreement dated December __, 1998. The Transfer Agent provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND DIRECTORS

         The business and affairs of Global Funds, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Global Funds, Inc. hold identical positions in each of the other Delaware Investments funds. Because the Funds are newly-created and are not commencing operations, no accounts hold 5% or more of a class of shares of a Fund.

         DMH Corp., Delvoy, Inc., Delaware Management Company, Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Retirement Financial Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and directors of Global Funds, Inc. hold identical positions in each of the other funds offered by Delaware Investments. Directors and principal officers of Global Funds, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (60)
         Chairman and Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in Delaware Investments, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                   Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer
                   and Director of Delaware
                   Management Company, Inc. and Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware
                   International Advisers Ltd.
         Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Retirement Financial
                  Services, Inc.
         Chief Executive Officer of Delvoy, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

*Jeffrey J. Nick (44)
         President, Chief Executive Officer, Director and/or Trustee of Global
                  Funds, Inc. and each of the 33 other investment companies in Delaware Investments.
         President, Chief Executive Officer and Director of Delaware Management
                  Holdings, Inc. and Lincoln National Investment Companies, Inc. President of Lincoln Funds Corporation.
         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National
                  UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)
         Executive Vice President of Global Funds, Inc. and each of the other 33 investment companies in Delaware Investments, Delaware Management Holdings, Inc. and Delaware Capital Management, Inc.
         Executive Vice President and Director of Delaware Management Company Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.






*Director affiliated with the Funds' investment manager and considered an "interested person" as defined in the 1940 Act.

Paul E. Suckow (50)
         ExecutiveVice President/Chief Investment Officer, Fixed Income of
                  Global Funds, Inc., each of the other 33 investment companies in the Delaware Group, Delaware Management Company and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. Director of Founders CBO Corporation and HYPPCO Finance Company Ltd.
         Before returning to Delaware Investments in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

Walter P. Babich (70)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in Delaware Investments.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (61)
         Director and/or Trustee of Global & International Funds, Inc. and 18
                  other companies in the Delaware Investments family.
         120 Gibraltar Road, Horsham, PA 19044
         Partner, Complete Care Services
         Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in Delaware Investments.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                  Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in Delaware Investments.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Thomas F. Madison (61)
         Director and/or Trustee of Global Funds, Inc. and 33 other investment companies in the Delaware Group.
         President and Chief Executive Officer, MLM Partners, Inc.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996.
                  From February to September 1994, Mr. Madison served as Vice Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Global Funds, Inc. and each of the other 33 investment companies in Delaware Investments.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (58)
         ExecutiveVice President/Chief Operating Officer/Chief Financial
                  Officer of Global Funds, Inc., each of the other 33 investment companies in Delaware Investments, Delaware Management Holdings, Inc, Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of  Delaware Management Company,
                  DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc., Delaware International Holdings, Inc. and Delvoy, Inc.
         President/Chief Executive Officer/Chief Financial Officer and Director
                  of Delaware Service Company, Inc.
         Vice  President of Lincoln Funds Corporation.
         Chairman, Chief Executive Officer and Director of Retirement Financial
                  Services, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Director of Delaware International Advisers Ltd.
         Before joining Delaware Investments in 1992, Mr. Downes was Chief Administrative Officer, Chief Financial Officer and
                  Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992, and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (50)
         Senior Vice President, Secretary and General Counsel of Global Funds,
                  Inc., each of the other 33 investment companies in Delaware Investments, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and Director of
                  DMH Corp., Delaware Management Company, Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Retirement Financial Services, Inc., Delaware Capital Management, Inc. and Delvoy, Inc.
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company.
         Senior Vice President and Director of Delaware International Holdings
                  Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of the Global Funds, Inc., each of the other 33 investment companies in Delaware Investments and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller/Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc. and Delaware International Holdings Ltd.
         Senior Vice President/Controller and Treasurer of Delvoy, Inc.
         Chief Financial Officer/Treasurer of Retirement Financial Services,
                  Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Senior Vice President/Assistant Treasurer of Founders CBO Corporation. Treasurer of Lincoln Funds Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining Delaware Investments in 1992, Mr. Hastings was Chief Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (35)
         Senior Vice President/Treasurer of Global Funds, Inc., each of the other 33 investment companies in Delaware Investments, Delaware Distributors, Inc. and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager, Investment Accounting of
                  Delaware Distributors, L.P.
         Senior Vice President and Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

George H. Burwell (36)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of seven other investment companies in Delaware Investments and of Delaware Management Company
         Before joining Delaware Investments in 1992, Mr. Burwell was a portfolio manager for Midlantic Bank, New Jersey. In addition, he was a security analyst for Balis & Zorn, New
                  York and for First Fidelity Bank, New Jersey.

Paul A. Matlack (38)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of 11 other investment companies in Delaware Investments and of Delaware Management Company
         Vice President of Founders Holdings, Inc.
         President and Director of Founders CBO Corporation.
         During the past five years, Mr. Matlack has served in various capacities at different times within the Delaware organization.

Gerald T. Nichols (39)
         Vice President/Senior Portfolio Manager of Global Funds, Inc., of
                  11 other investment companies in Delaware Investments and of Delaware Management Company.
         Vice President of Founders Holdings, Inc.
         Assistant Secretary, Treasurer and Director of Founders CBO
                  Corporation.
         During the past five years, Mr. Nichols has served in various capacities at different times within the Delaware organization.

Robert L. Arnold (34)
         Vice President/Portfolio Manager of Global Funds, Inc. and two other investment companies in the Delaware Group.
         During the past five years, Mr. Arnold has served in various capacities at different times within the Delaware organization.

         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from Global Funds, Inc. and the total compensation received from all Delaware Investments funds for the fiscal year ended November 30, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Directors/Trustees as of September 30, 1998. Only the independent directors of Global & International Funds, Inc. receive compensation from the Funds.



                                                            Pension or
                                                            Retirement                                 Total
                                                             Benefits             Estimated        Compensation
                                        Aggregate             Accrued              Annual           from all 33
                                      Compensation          as Part of            Benefits     Delaware Investments
                                      from Global          Global Funds,            Upon            Investment
Name                                   Funds, Inc.         Inc. Expenses         Retirement*         Companies
W. Thacher Longstreth                    $1,555                 None               $38,500            $59,243
Ann R. Leven                             $1,640                 None               $38,500            $64,452
Walter P. Babich                         $1,624                 None               $38,500            $63,452
Anthony D. Knerr                         $1,624                 None               $38,500            $63,452
Charles E. Peck                          $1,459                 None               $38,500            $56,057
Thomas F. Madison**                        $837                 None               $38,500            $37,225
John H. Durham***                           N/A                 None               $31,500                N/A


* Under the terms of the Delaware Investments Retirement Plan for Directors/ Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 years and served on the Board for at least five continuous years, is entitled to receive payments from each Delaware Investments fund for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement.
     If an eligible director retired as of September 30, 1998, he or she would be entitled to annual payments totaling the amount noted above, in the aggregate, from all of the Delaware Investments funds, based on the number of funds offered by Delaware Investments as of that date.

** Thomas F. Madison joined Global Funds, Inc's Board of Directors on April 30, 1997.

*** John H. Durham joined the Board of Directors of Global & International Funds, Inc. and 18 other investment companies in the Delaware Investments family on April 16, 1998.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Fund's classes and for shareholders of classes of other Delaware Investments funds are set forth in the relevant prospectus for such classes. The following supplements that information. Each Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other Delaware Investments mutual funds. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between Delaware Investments funds on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds offered by Delaware Investments. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time.

         As described in the Funds' Prospectuses, neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), each Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Investments funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Investments funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Investments funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *

         Following is a summary of the investment objectives of the other Delaware Investments funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

         Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing in equity securities of medium-to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

         U.S. Government Fund seeks high current income by investing primarily in long-term U.S. government debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

         U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

         Delaware Group Premium Fund, Inc. offers 15 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series (formerly known as Equity/Income Series) seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series (formerly know as High Yield
Series) seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series (formerly known as Money Market Series) seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series (formerly known as Growth Series) seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series (formerly known as Multiple Strategy Series) seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series (formerly known as Emerging Growth Series) seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Quantum Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy.

         Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

         Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas Intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

         Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

         Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

         Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

         Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

         For more complete information about any of the Delaware Investments funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         Delaware International is the investment manager of each Fund of Global Funds, Inc. Delaware International, or its affiliate Delaware, also manages the other Delaware Investments funds. Delaware, through a separate division, also manages private investment accounts. While investment decisions of each Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

         Delaware International, or its affiliate Delaware also manages the investment options for Delaware Medallion(SM) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 15 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

         Access persons and advisory persons of the Delaware Investments funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to Delaware, Delaware International or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

         The Distributor acts as national distributor for each of the Funds and for the other Delaware Investments mutual funds.

         The Transfer Agent, an affiliate of Delaware International and Delaware, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other Delaware Investments mutual funds. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 for each Fund plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all Delaware Investments funds for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including each Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         Delaware and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Global Funds, Inc.'s advisory relationship with Delaware International and Delaware or its distribution relationship with the Distributor, Delaware and its affiliates could cause Global Funds, Inc. to delete the words "Delaware Group" from Global Funds, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for each Fund; receives, holds and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund's portfolio securities.

Capitalization
         Global Funds, Inc. has a present authorized capitalization of one billion shares of capital stock with a $0.01 par value per share. Each Fund currently offers four classes of shares. The Board of Directors has allocated fifty million shares to each of the Fund's Class A Shares and Institutional Class, and has allocated twenty-five million shares to each of the Fund's Class B Shares and Class C Shares.

         While shares of Global Funds, Inc. have equal voting rights, except as noted below, on matters affecting the Funds, each Fund would vote separately on any matter it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of each Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of that Fund. All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Each Class of each Fund represents a proportionate interest in the assets of such Fund and has the same voting and other rights and preferences as the other classes of that Fund, except that shares of a Fund's Institutional Class may not vote on any matter affecting the Fund Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by a Fund under the 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the respective classes according to asset size, except that expenses of the 12b-1 Plans of each Fund's Class A Shares, Class B Shares and Class C Shares will be allocated solely to those Classes.

         The Registration Statements of the Funds and Classes of Global Funds, Inc. described in this Part B became effective on the following dates:

     New Europe Fund
              New Europe Fund A Class                        December __, 1998
              New Europe Fund B Class                        December __, 1998
              New Europe Fund C Class                        December __, 1998
              New Europe Fund Institutional Class            December __, 1998

     Latin America Fund
              Latin America Fund A Class                     December __, 1998
              Latin America Fund B Class                     December __, 1998
              Latin America Fund C Class                     December __, 1998
              Latin America Fund Institutional Class         December __, 1998

Noncumulative Voting
         Global Funds, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Global Funds, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Global & International Funds, Inc. and, in its capacity as such, audits the annual financial statements of the Funds. Since the Funds have recently commenced operations, no operating history exists.

         Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state-specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-4640, and shareholders of the Institutional Classes should contact Delaware Group at 800-828-5052.



INVESTMENT MANAGER
Delaware International Advisers Ltd.
80 Cheapside
Third Floor
London, England EC2V 6EE

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


DELAWARE GROUP
________________________________________________________________________________

________________________________________________________________________________
GLOBAL & INTERNATIONAL FUNDS, INC.

________________________________________________________________________________
NEW EUROPE FUND

________________________________________________________________________________
LATIN AMERICA FUND
________________________________________________________________________________




PART B

STATEMENT OF
ADDITIONAL INFORMATION
________________________________________________________________________________

DECEMBER __, 1998



                                                                        DELAWARE
                                                                     INVESTMENTS
                                                                     -----------




________________________________________________________________________________

                                     PART C
                                     ------

                                Other Information
                                -----------------

Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)      Financial Statements:

                   Part A      -   N/A

                   Part B      -   N/A

          (b)  Exhibits:

                   (1)   Articles of Incorporation.

                         (a) Articles of Incorporation, as amended and
                             supplemented through April 30, 1996, incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                         (b) Executed Articles Supplementary (November 28, 1995)
                             incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                         (c) Executed Articles Supplementary (April 30, 1996)
                             incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                         (d) Executed Articles Supplementary (July 21, 1997)
                             incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                         (e) Form of Articles Supplementary (July 21, 1997)
                             incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                         (f) Articles Supplementary (1998) to be filed by
                             Amendment.

                   (2) By-Laws. By-Laws, as amended through June 30, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                   (3)   Voting Trust Agreement. Inapplicable.

                   (4)   Copies of All Instruments Defining the Rights of
                         Holders.

                         (a) Articles of Incorporation, Articles of Amendment
                             and Articles Supplementary.

                             (i) Article Fifth and Article Ninth of the Articles of Incorporation (May 30, 1991), Article Second of Articles Supplementary (May 22, 1992 and September 6, 1994),
                                    Article Second of Certificate of Correction to Articles Supplementary (December 28,
                                    1994) incorporated into this filing by
                                    reference to Post-Effective Amendment No. 10 filed November 27, 1995.

PART C - Other Information
(Continued)

                             (ii) Article Third, Article Fourth and Article Fifth of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.


                             (iii) Article Fourth of Articles Supplementary (April 30, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                             (iv) Article Fifth of Articles Supplementary (July 21, 1997) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                         (b) By-Laws. Article II and Article III, as amended,
                             and Article XIV incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                  (5)    Investment Management Agreements.

                         (a) Investment Management Agreement (April 3, 1995)
                             between Delaware International Advisers Ltd. and the Registrant on behalf of the International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                         (b) Investment Management Agreement (April 3, 1995)
                             between Delaware International Advisers Ltd. and the Registrant on behalf of the Global Assets Series (now named Global Equity Series) incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                         (c) Investment Management Agreement (April 3, 1995)
                             between Delaware International Advisers Ltd. and the Registrant on behalf of the Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                         (d) Sub-Advisory Agreement (April 3, 1995) between
                             Delaware International Advisers Ltd. and Delaware Management Company, Inc. on behalf of the Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                         (e) Investment Management Agreement (May 1, 1996)
                             between Delaware International Advisers Ltd. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                         (f) Executed Investment Management Agreement (July 21,
                             1997) between Delaware International Advisers Ltd. and the Registrant on behalf of the International Small Cap Series incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

PART C - Other Information
(Continued)

                         (g) Investment Management Agreement (1997) between
                             Delaware International Advisers Ltd. and the
                             Registrant on behalf of the Global Equity Series (now named Global Opportunities Series) to be filed by Amendment.

                         (h) Sub-Advisory Agreement (1997) between Delaware
                             International Advisers Ltd. and Delaware Management Company, Inc. on behalf of the Global Equity Series (now named Global Opportunities Series) to be filed by Amendment.

                         (i) Form of Investment Management Agreement (1998)
                             between Delaware International Advisers Ltd. and Delaware Management Company on behalf of New Europe Series and Latin America Series attached as Exhibit.

                     (6) (a) Distribution Agreements.

                             (i)   Form of Distribution Agreement (April 3,
                                   1995) incorporated into this filing by
                                   reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                             (ii) Form of Amendment No. 1 to Distribution Agreement (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                             (iii) Executed Distribution Agreement (May 1, 1996)
                                   between Delaware Distributors, L.P. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                             (iv)  Form of Distribution Agreement (1997)
                                   (Module) between Delaware Distributors, L.P.
                                   and the Registrant on behalf of the Global
                                   Equity Series (now named Global Opportunities Series) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed April 28, 1997.

                             (v)   Executed Distribution Agreement (July 21,
                                   1997) between Delaware Distributors, L.P. and the Registrant on behalf of International Small Cap Series incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                             (vi) Form of Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of New Europe Series and Latin America Series attached as Exhibit.

                         (b) Administration and Service Agreement. Form of
                             Administration and Service Agreement (Module) (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                         (c) Dealer's Agreements.

PART C - Other Information
(Continued)

                             (i) Dealer's Agreement (Module) with Delaware Distributors, Inc. (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.


                         (d) Mutual Fund Agreement for the Delaware Group of
                             Funds (Module) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                    (7)  Bonus, Profit Sharing, Pension Contracts.

                         (a) Amended and Restated Profit Sharing Plan (November
                             17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                         (b) Amendment to Profit Sharing Plan (December 21,
                             1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                    (8)  Custodian Agreements.

                         (a) Executed Custodian Agreement (Module) between The
                             Chase Manhattan Bank and the Registrant on behalf of each Series (May 1, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                             (i)   Amendment (November 1997) to Custodian
                                   Agreement between The Chase Manhattan Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                             (ii) Form of Letter (December 1998) to add Latin America Series and New Europe Series to the Custodian Agreement between The Chase Manhattan Bank and the Registrant attached as Exhibit.

                         (b) Form of Securities Lending Agreement (1996) between
                             The Chase Manhattan Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                    (9)  Other Material Contracts.

                         (a) Shareholders Services Agreement (October 25, 1991)
                             between Delaware Service Company, Inc. and the Registrant on behalf of the International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

PART C - Other Information
(Continued)

                         (b) Shareholders Services Agreement (October 25, 1991)
                             between Delaware Service Company, Inc. and the Registrant on behalf of the Global Assets Series (formerly Global Total Return Series and now named Global Equity Series) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                         (c) Shareholders Services Agreement (October 25, 1991)
                             between Delaware Service Company, Inc. and the Registrant on behalf of the Global Bond Series (formerly Global Income Series) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                         (d) Shareholders Services Agreement (May 1, 1996)
                             between Delaware Service Company, Inc. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                         (e) Form of Amended and Restated Shareholders Services
                             Agreement (1997) (Module) between Delaware Service Company, Inc. and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 16 filed April 28, 1997.

                         (f) Form of Amended and Restated Shareholders Services
                             Agreement (December 1998) between Delaware Service Company, Inc. and the Registrant on behalf of each Series attached as Exhibit.

                         (g) Executed Delaware Group of Funds Fund Accounting
                             Agreement between Delaware Service Company, Inc. and the Registrant (August 19, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 14 filed November 27, 1996.

                             (i) Executed Amendment No. 9 (March 31, 1998) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                             (ii) Form of Amendment No. 13 (1998) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                             (10)  Opinion of Counsel. To be filed by Amendment.

                             (11)  Consent of Auditors.  Inapplicable.

                             (12)  Inapplicable.

                             (13)  Undertaking of Initial Shareholder.
                                   Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 22, 1991.

                             (14)  Inapplicable.

PART C - Other Information
(Continued)

                    (15) Plans under Rule 12b-1.

                         (a) Form of Plan under Rule 12b-1 for Class A of the
                             International Equity, Global Bond and Global Assets Series (now named Global Equity Series) (November
                             1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                         (b) Form of Plan under Rule 12b-1 for Class B of the
                             International Equity, Global Bond and Global Assets Series (now named Global Equity Series) (November
                             1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                         (c) Form of Plan under Rule 12b-1 for Class C of the
                             International Equity, Global Bond and Global Assets Series (now named Global Equity Series) (November
                             1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                         (d) Executed Plan under Rule 12b-1 (May 1, 1996) for
                             Class A Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                         (e) Executed Plan under Rule 12b-1 (May 1, 1996) for
                             Class B Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                         (f) Executed Plan under Rule 12b-1 (May 1, 1996) for
                             Class C Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                         (g) Form of Plan under Rule 12b-1 for Global Equity
                             (now named Global Opportunities Series) Series Class A (1997) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed April 28, 1997.

                         (h) Form of Plan under Rule 12b-1 for Global Equity
                             (now named Global Opportunities Series) Series Class B (1997) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed April 28, 1997.

                         (i) Form of Plan under Rule 12b-1 for and Global Equity
                             (now named Global Opportunities Series) Series Class C (1997) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed April 28, 1997.

                         (j) Form of Plan under Rule 12b-1 for International
                             Small Cap Series Class A (July 1997) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                         (k) Form of Plan under Rule 12b-1 for International
                             Small Cap Series Class B (July 1997) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

PART C - Other Information
(Continued)

                         (l) Form of Plan under Rule 12b-1 for International
                             Small Cap Series Class C (July 1997) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                         (m) Form of Plan under Rule 12b-1 for Class A (December
                             1998) on behalf of Latin America Series and New Europe Series attached as Exhibit.

                         (n) Form of Plan under Rule 12b-1 for Class B (December
                             1998) on behalf of Latin America Series and New Europe Series attached as Exhibit.

                         (o) Form of Plan under Rule 12b-1 for Class C (December
                             1998) on behalf of Latin America Series and New Europe Series attached as Exhibit.

                    (16) Schedules of Computation for each Performance
                         Quotation.

                         (a) Incorporated into this filing by reference to
                             Post-Effective Amendment No. 9 filed June 30, 1995, Post-Effective Amendment No. 11 filed January 31, 1996, Post-Effective Amendment No. 14 filed November 27, 1996, Post-Effective Amendment No. 15 filed March 21, 1997 and Post-Effective Amendment No. 18 filed February 4, 1998.

                    (17) Financial Data Schedules.  Inapplicable.

                    (18) Plan under Rule 18f-3.

                         (a) Plan under Rule 18f-3 (September 18, 1997) attached
                             as Exhibit.

                             (i) Amended Appendix A (December 18, 1997) to Plan under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 18 filed February 4, 1998.

                             (ii) Amended Appendix A (1998) to Plan under Rule 18f-3 attached as Exhibit.

                    (19) Other: Directors' Power of Attorney.
                         Attached as Exhibit.

Item 25.  Persons Controlled by or under Common Control with Registrant.  None

PART C - Other Information
(Continued)

Item 26.  Number of Holders of Securities.

                                                            Number of
          Title of Class                                    Record Holders
          --------------                                    --------------

          Delaware Group Global & International
          Funds, Inc.'s International Equity Series:

          International Equity Fund A Class
          Common Stock                                     9,355 Accounts as of
          $.01 Par Value Per Share                         August 31, 1998

          International Equity Fund B Class
          Common Stock                                     4,309 Accounts as of
          $.01 Par Value Per Share                         August 31, 1998

          International Equity Fund C Class
          Common Stock                                     1,309 Accounts as of
          $.01 Par Value Per Share                         August 31, 1998

          International Equity Fund Institutional Class
          Common Stock                                     76 Accounts as of
          $.01 Par Value Per Share                         August 31, 1998

          Delaware Group Global & International
          Funds, Inc.'s Global Equity Series:

          Global Equity Fund A Class
          Common Stock                                     937 Accounts as of
          $.01 Par Value Per Share                         August 31, 1998

          Global Equity Fund B Class
          Common Stock                                     605 Accounts as of
          $.01 Par Value Per Share                         August 31, 1998

          Global Equity Fund C Class
          Common Stock                                     200 Accounts as of
          $.01 Par Value Per Share                         August 31, 1998

          Global Equity Fund Institutional Class
          Common Stock                                     16 Accounts as of
          $.01 Par Value Per Share                         August 31, 1998

PART C - Other Information
(Continued)

                                                         Number of
        Title of Class                                   Record Holders
        --------------                                   --------------

        Delaware Group Global & International
        Funds, Inc.'s Global Bond Series:
        Global Bond Fund A Class
        Common Stock                                     371 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Global Bond Fund B Class
        Common Stock                                     132 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Global Bond Fund C Class
        Common Stock                                     51 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Global Bond Fund Institutional Class
        Common Stock                                     115 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Delaware Group Global & International
        Funds, Inc.'s Emerging Markets Series:

        Emerging Markets Fund A Class
        Common Stock                                     1,385 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Emerging Markets Fund B Class
        Common Stock                                     871 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Emerging Markets Fund C Class
        Common Stock                                     309 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Emerging Markets Fund Institutional Class
        Common Stock                                     18 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Delaware Group Global & International
        Funds, Inc.'s Global Opportunities Series:

        Global Opportunities Fund A Class
        Common Stock                                     4 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

PART C - Other Information
(Continued)

                                                         Number of
        Title of Class                                   Record Holders

        Global Opportunities Fund B Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Global Opportunities Fund C Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Global Opportunities Fund Institutional Class
        Common Stock                                     2 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Delaware Group Global & International
        Funds, Inc.'s International Small Cap Series:

        International Small Cap Fund A Class
        Common Stock                                     1 Account as of
        $.01 Par Value Per Share                         August 31, 1998

        International Small Cap Fund B Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        International Small Cap Fund C Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        International Small Cap Fund Institutional Class
        Common Stock                                     2 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Delaware Group Global & International
        Funds, Inc.'s Latin America Series:

        Latin America Fund A Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Latin America Fund B Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Latin America Fund C Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

PART C - Other Information
(Continued)

                                                         Number of
        Title of Class                                   Record Holders
        --------------                                   --------------

        Latin America Fund Institutional Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        Delaware Group Global & International
        Funds, Inc.'s New Europe Series:

        New Europe Fund A Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        New Europe Fund B Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        New Europe Fund C Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

        New Europe Fund Institutional Class
        Common Stock                                     0 Accounts as of
        $.01 Par Value Per Share                         August 31, 1998

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed June 4, 1991 and Article XIV of the By-Laws incorporated into this filing by reference to Post- Effective Amendment No. 9 filed June 30, 1995.

PART C - Other Information
(Continued)

Item 28.      Business and Other Connections of Investment Adviser.

       Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to International Equity Series, Global Bond Series, Global Equity Series, Emerging Markets Series, International Small Cap Series, Global Opportunities Series, Latin America Series and New Europe Series of the Registrant, and also serves as investment manager or sub-investment adviser to certain of the other funds in the Delaware Investments family (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Adviser Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and other institutional accounts.

       Information regarding the officers and directors of Delaware International and the positions they have held with the Registrant during the past two fiscal years is provided below.

Name and Principal          Positions and Offices with Delaware International Advisers Ltd.
Business Address            and its Affiliates and Other Positions and Offices Held
----------------            -------------------------------------------------------

*Wayne A. Stork             Chairman, Chief Executive Officer and Director of  Delaware International
                            Holdings Ltd. and Delaware International Advisers Ltd.; Chairman of the Board,
                            President, Chief Executive Officer, Chief Investment Officer and
                            Director/Trustee of Delaware Management Company, Inc. and Delaware
                            Management Business Trust; Chairman of the Board, President, Chief Executive
                            Officer, Chief Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust); Chairman of the Board, President,
                            Chief Executive Officer and Director of DMH Corp., Delaware Distributors, Inc.
                            and Founders Holdings, Inc.; Chairman, Chief Executive Officer and Chief
                            Investment Officer of Delaware Investment Advisers (a series of Delaware
                            Management Business Trust); Chairman of the Board and Director and/or
                            Trustee of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., and Delaware Capital
                            Management, Inc.; Chairman of Delaware Distributors, L.P.;  President and
                            Chief Executive Officer of Delvoy, Inc.; and Director and/or Trustee of
                            Delaware Service Company, Inc. and Retirement Financial Services, Inc.

* Jeffrey J. Nick           Director of Delaware International Advisers Ltd.; President, Chief Executive
                            Officer and Director and/or Trustee of the Registrant and each of the other investment companies in the Delaware Investments family; President and
                            Director of Delaware Management Holdings, Inc.; President, Chief Executive
                            Officer and Director of Lincoln National Investment Companies, Inc.; and
                            President of Lincoln Funds Corporation

**David G. Tilles           Managing Director, Chief Investment Officer and Director of Delaware
                            International Advisers Ltd. and Chief Investment Officer and Director of
                            Delaware International Holdings, Ltd.

**G. Roger H. Kitson        Vice Chairman and Director of Delaware International Advisers Ltd.


*   Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with Delaware International Advisers Ltd.
Business Address            and its Affiliates and Other Positions and Offices Held
----------------            -------------------------------------------------------
**Ian G. Sims               Deputy Managing Director/ Chief Investment Officer/Global Fixed Income and
                            Director of Delaware International Advisers Ltd.

**John Emberson             Secretary, Compliance Officer, Finance Director and Director of Delaware
                            International Advisers Ltd.

**Nigel G. May              Senior Portfolio Manager/Head of Pacific Basin Group and Director of Delaware
                            International Advisers Ltd.

**Elizabeth A. Desmond      Senior Portfolio Manager/Head of European Group and Director of Delaware
                            International Advisers Ltd.

*David K. Downes            Director of Delaware International Advisers Ltd.; Executive Vice President, Chief
                            Operating Officer, Chief Financial Officer and Director of Delaware Management
                            Company (a series of Delaware Management Business Trust), DMH Corp, Delaware
                            Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.; Executive Vice
                            President, Chief Financial Officer, Chief Administrative Officer and Trustee of
                            Delaware Management Business Trust; Executive Vice President, Chief Operating
                            Officer and Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Founders
                            CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a
                            series of Delaware Management Business Trust), Delaware Investment Advisers (a
                            series of Delaware Management Business Trust) and Delaware Distributors, L.P.;
                            President, Chief Executive Officer, Chief Financial Officer and Director of
                            Delaware Service Company, Inc.; President, Chief Operating Officer, Chief
                            Financial Officer and Director of Delaware International Holdings Ltd.; Chairman,
                            Chief Executive Officer and Director of Retirement Financial Services, Inc.;
                            Chairman and Director of Delaware Management Trust Company; and Vice President of
                            Lincoln Funds Corporation

                            Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                            Place, Newtown Square, PA

*    Business address of each is 1818 Market Street, Philadelphia, PA 19103.
** Business address of each is Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with Delaware International
Business Address           Advisers Ltd. and its Affiliates and Other Positions
                           and Offices Held

*Richard G. Unruh, Jr.     President of Delaware Investment Advisers (a series
                           of Delaware Management Business Trust); Executive
                           Vice President and Director/Trustee of Delaware
                           Management Company, Inc. and Delaware Management
                           Business Trust; Executive Vice President of the
                           Registrant, each of the other funds in the Delaware
                           Investments family, Delaware Management Holdings,
                           Inc., Delaware Capital Management, Inc. and Delaware
                           Management Company (a series of Delaware Management
                           Business Trust); and Director of Delaware
                           International Advisers Ltd.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

*Richard J. Flannery       Executive Vice President and General Counsel of
                           Delaware Management Holdings, Inc., DMH Corp.,
                           Delaware Management Company, Inc., Delaware
                           Distributors, Inc., Delaware Distributors, L.P.,
                           Delaware Management Trust Company, Delaware Capital
                           Management, Inc., Delaware Service Company, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust); Founders CBO Corporation and Retirement
                           Financial Services, Inc.; Senior Vice
                           President/Corporate and International Affairs of the Registrant and each of the other funds in the Delaware Investments family; Executive Vice
                           President/General Counsel and Director of Delaware
                           International Holdings Ltd.; Founders Holdings, Inc.
                           and Delvoy, Inc.; and Director of Delaware
                           International Advisers Ltd.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell       Director of Delaware International Advisers Ltd.;
                           Executive Vice President of Delaware Investment
                           Advisers


*     Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**    Business address of each is Third Floor, 80 Cheapside, London,
      England EC2V 6EE.)

Name and Principal           Positions and Offices with the Manager and its

PART C - Other Information
(Continued)

Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

*George M.                 Senior Vice President, Secretary and General Counsel
 Chamberlain, Jr.          of the Registrant and each of the other funds in the
                           Delaware Investments family; Senior Vice President and Secretary of Delaware Distributors, L.P.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust) and Delaware Management Holdings, Inc.; Senior
                           Vice President, Secretary and Director/Trustee of
                           Delaware Management Company, Inc., DMH Corp.,
                           Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Founders Holdings, Inc., Delaware
                           Capital Management, Inc., Retirement Financial
                           Services, Inc., Delvoy, Inc. and Delaware Management
                           Business Trust; Senior Vice President and Director of
                           Delaware International Holdings Ltd.; Executive Vice
                           President, Secretary and Director of Delaware
                           Management Trust Company; Director of Delaware
                           International Advisers Ltd.; Secretary of Lincoln
                           Funds Corporation

**Clive A. Gillmore        Senior Portfolio Manager, Director U.S. Mutual Fund
                           Liaison and Director of Delaware International
                           Advisers Ltd.

**Hamish O. Parker         Senior Portfolio Manager, Director U.S. Marketing
                           Liaison and Director of Delaware International
                           Advisers Ltd.

**Gavin A. Hall            Senior Portfolio Manager of Delaware International
                           Advisers Ltd.

**Robert Akester           Senior Portfolio Manager of Delaware International
                           Advisers Ltd.

**Hywel Morgan             Senior Portfolio Manager of Delaware International
                           Advisers Ltd.

**Fiona A. Barwick         Senior Portfolio Manager of Delaware International
                           Advisers Ltd.


*    Business address of each is 1818 Market Street, Philadelphia, PA 19103.
**   Business address of each is Third Floor, 80 Cheapside, London,
     England EC2V 6EE.

PART C - Other Information
(Continued)

          Delaware Management Company, an affiliate of Delaware International and a series of Delaware Management Business Trust, serves as investment manager to a portion of the portfolio of the Global Equity Series and Global Opportunities Series and as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

          The following persons serving as officers of the Manager have held the following positions during the past two years:

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Wayne A. Stork             Chairman of the Board, President, Chief Executive
                           Officer, Chief Investment Officer and
                           Director/Trustee of Delaware Management Company, Inc.
                           and Delaware Management Business Trust; Chairman of the Board, President, Chief Executive Officer, Chief
                           Investment Officer of Delaware Management Company (a series of Delaware Management Business Trust);
                           Chairman of the Board, President, Chief Executive
                           Officer and Director of DMH Corp., Delaware
                           Distributors, Inc. and Founders Holdings, Inc.;
                           Chairman, Chief Executive Officer and Chief
                           Investment Officer of Dealware Investment Advisers (a series of Delaware Management Business Trust);
                           Chairman, Chief Executive Officer and Director of
                           Delaware International Holdings Ltd. and Delaware
                           International Advisers Ltd.; Chairman of the Board and Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware
                           Management Holdings, Inc., and Delaware Capital
                           Management, Inc.; Chairman of Delaware Distributors,
                           L.P.; President and Chief Executive Officer of
                           Delvoy, Inc.; and Director and/or Trustee of Delaware
                           Service Company, Inc. and Retirement Financial
                           Services, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Richard G. Unruh, Jr.      Executive Vice President of the Registrant, each of
                           the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Capital
                           Management, Inc. and Delaware Management Company (a series of Delaware Management Business Trust);
                           Executive Vice President and Director/Trustee of
                           Delaware Management Company, Inc. and Delaware
                           Management Business Trust; President of Delaware
                           Investment Advisers (a series of Delaware Management
                           Business Trust); and Director of Delaware
                           International Advisers Ltd.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow             Executive Vice President/Chief Investment Officer,
                           Fixed Income of Delaware Management Company, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust), the Registrant, each of the other funds in the Delaware Investments family and Delaware
                           Management Holdings, Inc.; Executive Vice President and Director of Founders Holdings, Inc.; Executive
                           Vice President of Delaware Capital Management, Inc.
                           and Delaware Management Business Trust; and Director of Founders CBO Corporation

                           Director, HYPPCO Finance Company Ltd.






* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held

David K. Downes            Executive Vice President, Chief Operating Officer,
                           Chief Financial Officer and Director of Delaware
                           Management Company, Inc., DMH Corp, Delaware
                           Distributors, Inc., Founders Holdings, Inc. and
                           Delvoy, Inc.; Executive Vice President, Chief
                           Financial Officer, Chief Administrative Officer and
                           Trustee of Delaware Management Business Trust;
                           Executive Vice President, Chief Operating Officer and
                           Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO
                           Corporation, Delaware Capital Management, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust) and Delaware Distributors, L.P.; President,
                           Chief Executive Officer, Chief Financial Officer and
                           Director of Delaware Service Company, Inc.;
                           President, Chief Operating Officer, Chief Financial
                           Officer and Director of Delaware International
                           Holdings Ltd.; Chairman, Chief Executive Officer and
                           Director of Retirement Financial Services, Inc.;
                           Chairman and Director of Delaware Management Trust
                           Company; Director of Delaware International Advisers
                           Ltd.; and Vice President of Lincoln Funds Corporation

                           Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

Richard J. Flannery        Executive Vice President and General Counsel of
                           Delaware Management Holdings, Inc., DMH Corp.,
                           Delaware Management Company, Inc., Delaware
                           Distributors, Inc., Delaware Distributors, L.P.,
                           Delaware Management Trust Company, Delaware Capital
                           Management, Inc., Delaware Service Company, Inc.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust); Founders CBO Corporation and Retirement
                           Financial Services, Inc.; Senior Vice
                           President/Corporate and International Affairs of the Registrant and each of the other funds in the Delaware Investments family; Executive Vice
                           President/General Counsel and Director of Delaware
                           International Holdings Ltd.; Founders Holdings, Inc.
                           and Delvoy, Inc.; and Director of Delaware
                           International Advisers Ltd.

                           Director, HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

George M.                  Senior Vice President, Secretary and General Counsel
Chamberlain, Jr.           of the Registrant and each of the other funds in the
                           Delaware Investments family; Senior Vice President and Secretary of Delaware Distributors, L.P.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delaware Investment
                           Advisers (a series of Delaware Management Business
                           Trust) and Delaware Management Holdings, Inc.; Senior
                           Vice President, Secretary and Director/Trustee of
                           Delaware Management Company, Inc., DMH Corp.,
                           Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Founders Holdings, Inc., Delaware
                           Capital Management, Inc., Retirement Financial
                           Services, Inc., Delvoy, Inc. and Delaware Management
                           Business Trust; Senior Vice President and Director of
                           Delaware International Holdings Ltd.; Executive Vice
                           President, Secretary and Director of Delaware
                           Management Trust Company; Director of Delaware
                           International Advisers Ltd.; Secretary of Lincoln
                           Funds Corporation

Michael P. Bishof          Senior Vice President and Treasurer of the
                           Registrant, each of the other funds in the Delaware
                           Investments family and Founders Holdings, Inc.;
                           Senior Vice President/Investment Accounting of
                           Delaware Management Company, Inc., Delaware
                           Management Company (a series of Delaware Management
                           Business Trust) and Delaware Service Company, Inc.;
                           Senior Vice President and Treasurer/ Manager,
                           Investment Accounting of Delaware Distributors, L.P.
                           and Delaware Investment Advisers (a series of
                           Delaware Management Business Trust); Senior Vice
                           President and Assistant Treasurer of Founders CBO
                           Corporation; and Senior Vice President and Manager of
                           Investment Accounting of Delaware International
                           Holdings Ltd.

Joseph H. Hastings         Senior Vice President/Corporate Controller and
                           Treasurer of Delaware Management Holdings, Inc., DMH
                           Corp., Delaware Management Company, Inc., Delaware
                           Distributors, Inc., Delaware Capital Management,
                           Inc., Delaware Distributors, L.P., Delaware Service
                           Company, Inc., Delaware International Holdings Ltd.,
                           Delaware Management Company (a series of Delaware
                           Management Business Trust), Delvoy, Inc. and Delaware
                           Management Business Trust; Senior Vice
                           President/Corporate Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders Holdings, Inc.; Executive Vice
                           President, Chief Financial Officer and Treasurer of
                           Delaware Management Trust Company; Chief Financial
                           Officer and Treasurer of Retirement Financial
                           Services, Inc.; Senior Vice President/Assistant
                           Treasurer of Founders CBO Corporation; and Treasurer of Lincoln Funds Corporation

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Michael T. Taggart         Senior Vice President/Facilities Management and
                           Administrative Services of Delaware Management
                           Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Douglas L. Anderson        Senior Vice President/Operations of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Retirement Financial Services, Inc. and Delaware
                           Service Company, Inc.; Senior Vice President/
                           Operations and Director of Delaware Management Trust
                           Company

James L. Shields           Senior Vice President/Chief Information Officer of
                           Delaware Management Company, Inc., Delaware
                           Management Company (a series of Delaware Management
                           Business Trust), Delaware Service Company, Inc. and
                           Retirement Financial Services, Inc.

Eric E. Miller             Vice President, Assistant Secretary and Deputy
                           General Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                           Management Company (a series of Delaware Management
                           Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust),
                           Delaware Management Holdings, Inc., DMH Corp.,
                           Delaware Distributors, L.P., Delaware Distributors
                           Inc., Delaware Service Company, Inc., Delaware
                           Management Trust Company, Founders Holdings, Inc.,
                           Delaware Capital Management, Inc. and Retirement
                           Financial Services, Inc.; Assistant Secretary of
                           Delaware Management Business Trust; and Vice
                           President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro        Vice President and Assistant Secretary of the
                           Registrant, each of the other funds in the Delaware
                           Investments family, Delaware Management Company,
                           Inc., Delaware Management Company (a series of
                           Delaware Management Business Trust), Delaware
                           Investment Advisers (a series of Delaware Management
                           Business Trust), Delaware Management Holdings, Inc.,
                           Delaware Distributors, L.P., Delaware Distributors,
                           Inc., Delaware Service Company, Inc., DMH Corp.,
                           Delaware Management Trust Company, Delaware Capital
                           Management, Inc., Retirement Financial Services,
                           Inc., Founders Holdings, Inc. and Delvoy, Inc.; Vice
                           President and Secretary of Delaware International
                           Holdings Ltd.; and Secretary of Founders CBO
                           Corporation

                           Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)           Vice President/Assistant Controller of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) and
                           Delaware Management Trust Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Bruce A. Ulmer             Vice President/Director of LNC Internal Audit of the
                           Registrant, each of the other funds in the Delaware
                           Investments family, Delaware Management Company,
                           Inc., Delaware Management Company (a series of
                           Delaware Management Business Trust), Delaware
                           Management Holdings, Inc., DMH Corp., Delaware
                           Management Trust Company and Retirement Financial
                           Services, Inc.; Vice President/Director of Internal
                           Audit of Delvoy, Inc.

Joel A. Ettinger(2)        Vice President/Director of Taxation of the
                           Registrant, each of the other funds in the Delaware
                           Investments family, Delaware Management Company,
                           Inc., Delaware Management Company (a series of
                           Delaware Management Business Trust) and Delaware
                           Management Holdings, Inc., Founders Holdings, Inc.
                           and Founders CBO Corporation

Christopher Adams          Vice President/Strategic Planning of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) and
                           Delaware Service Company, Inc.

Susan L. Hanson            Vice President/Strategic Planning of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) and
                           Delaware Service Company, Inc.

Dennis J. Mara(3)          Vice President/Acquisitions of Delaware Management
                           Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger              Vice President/Business Development of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) and
                           Delaware Service Company, Inc.

Lisa O. Brinkley           Vice President/Compliance of the Registrant, Delaware
                           Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware Management
                           Company (a series of Delaware Management Business
                           Trust), DMH Corp., Delaware Distributors, L.P.,
                           Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Delaware Management Trust Company,
                           Delaware Capital Management, Inc. and Retirement
                           Financial Services, Inc.; Vice President/Compliance
                           Officer of Delaware Management Business Trust; and
                           Vice President of Delvoy, Inc.

Mary Ellen Carrozza        Vice President/Client Services of Delaware Management
                           Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware
                           Investment Advisers (a series of Delaware Management
                           Business Trust) and the Registrant

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 22 other investment companies in the Delaware Investments family; Vice President of Founders Holdings, Inc.;
                           and Treasurer, Assistant Secretary and Director of
                           Founders CBO Corporation

Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 21 other investment companies in the Delaware Investments family; Vice President of Founders Holdings, Inc.;
                           and President and Director of Founders CBO
                           Corporation

Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Patrick P. Coyne           Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

Roger A. Early             Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family

Mitchell L. Conery(4)      Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, 19 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.

George H. Burwell          Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust), the
                           Registrant and nine other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

John B. Fields             Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant, ten other investment companies in the Delaware
                           Investments family, Delaware Capital Management, Inc.
                           and Trustee of Delaware Management Business Trust

Gerald S. Frey             Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant and nine other investment companies in the Delaware
                           Investments family

Christopher Beck(5)        Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant and ten other investment companies in the Delaware
                           Investments family

Elizabeth H. Howell(6)     Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust), the
                           Registrant and 16 other investment companies in the Delaware Investments family

Andrew M. McCullagh,       Vice President/Senior Portfolio Manager of Delaware
 Jr.(7)                    Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) the
                           Registrant and 17 other investment companies in the Delaware Investments family

Babak Zenouzi              Vice President/Senior Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust), the
                           Registrant and 12 other investment companies in the Delaware Investments family

J. Paul Dokas(8)           Vice President/Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust), the
                           Registrant and one other investment company in the Delaware Investments family

Cynthia Isom               Vice President/Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust), the
                           Registrant and 17 other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal         Positions and Offices with the Manager and its
Business Address *         Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------

Paul Grillo                Vice President/Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant and 19 other investment companies in the Delaware
                           Investments family


Marshall T. Bassett(9)     Vice President/Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust),
                           Delaware Investment Advisers (a series of Delaware
                           Management Business Trust), the Registrant and nine other investment companies in the Delaware
                           Investments family

John A. Heffern(10)        Vice President/Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) the
                           Registrant and nine other investment companies in the Delaware Investments family

Lori P. Wachs              Vice President/Portfolio Manager of Delaware
                           Management Company, Inc., Delaware Management Company
                           (a series of Delaware Management Business Trust) the
                           Registrant and nine other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

(1)    SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(2)    TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
(3)    CORPORATE CONTROLLER, IIS prior to July 1997.
(4)    INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(5)    SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
(6)    SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to
       May 1997.
(7) SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.
(8) DIRECTOR OF TRUST INVESTMENTS, Bell Atlantic Corporation prior to February 1997.
(9)    VICE PRESIDENT, Morgan Stanley Asset Management prior to March 1997.
(10) SENIOR VICE PRESIDENT, EQUITY RESEARCH, NatWest Securities Corporation prior to March 1997.

PART C - Other Information
(Continued)

Item 29.          Principal Underwriters.

                  (a) Delaware Distributors, L.P. serves as principal
                      underwriter for all the mutual funds in the Delaware Investments family.

                  (b) Information with respect to each director, officer or
                      partner of principal underwriter:

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Delaware Distributors, Inc.                 General Partner                                 None

Delaware Investment
Advisers                                    Limited Partner                                 None

Delaware Capital
Management, Inc.                            Limited Partner                                 None

Wayne A. Stork                              Chairman                                        Chairman

Bruce D. Barton                             President and Chief Executive                   None
                                            Officer

David K. Downes                             Executive Vice President,                       Executive Vice President, Chief
                                            Chief Operating Officer                         Operating Officer and Chief
                                            and Chief Financial Officer                     Financial Officer

Richard J. Flannery                         Executive Vice President/General                Senior Vice President/
                                            Counsel                                         Corporate and
                                                                                            International
                                                                                            Affairs

George M. Chamberlain, Jr.                  Senior Vice President/Secretary                 Senior Vice President/
                                                                                            Secretary/General Counsel

Joseph H. Hastings                          Senior Vice President/Corporate                 Senior Vice President/
                                            Controller & Treasurer                          Corporate Controller

Terrence P. Cunningham                      Senior Vice President/Financial                 None
                                            Institutions

Thomas E. Sawyer                            Senior Vice President/                          None
                                            National Sales Director

Mac McAuliffe                               Senior Vice President/Sales                     None
                                            Manager, Western Division

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
J. Chris Meyer                              Senior Vice President/                          None
                                            Director Product Management

William M. Kimbrough                        Senior Vice President/Wholesaler                None

Daniel J. Brooks                            Senior Vice President/Wholesaler                None

Bradley L. Kolstoe                          Senior Vice President/Western                   None
                                            Division Sales Manager

Henry W. Orvin                              Senior Vice President/Eastern                   None
                                            Division Sales Manager

Michael P. Bishof                           Senior Vice President and Treasurer/            Senior Vice
                                            Manager, Investment Accounting                  President/Treasurer

Eric E. Miller                              Vice President/Assistant Secretary/             Vice President/Assistant
                                            Deputy General Counsel                          Secretary/Deputy General
                                                                                            Counsel

Richelle S. Maestro                         Vice President/                                 Vice President/
                                            Assistant Secretary                             Assistant Secretary

Lisa O. Brinkley                            Vice President/Compliance                       Vice President/Compliance

Daniel H. Carlson                           Vice President/Strategic Marketing              None

Diane M. Anderson                           Vice President/Plan Record Keeping              None
                                            and Administration

Anthony J. Scalia                           Vice President/Defined Contribution             None
                                            Sales, SW Territory

Courtney S. West                            Vice President/Defined Contribution             None
                                            Sales, NE Territory

Denise F. Guerriere                         Vice President/Client Services                  None

Gordon E. Searles                           Vice President/Client Services                  None

Lori M. Burgess                             Vice President/Client Services                  None

Julia R. Vander Els                         Vice President/Participant Services             None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Jerome J. Alrutz                            Vice President/Retail Sales                     None

Scott Metzger                               Vice President/Business Development             Vice President/Business
                                                                                            Development

Larry Carr                                  Vice President/Sales Manager                    None

Stephen C. Hall                             Vice President/Institutional Sales              None

Gregory J. McMillan                         Vice President/ National Accounts               None

Holly W. Reimel                             Vice President/Manager,                         None
                                            National Accounts

Christopher H. Price                        Vice President/Manager,                         None
                                            Insurance

Stephen J. DeAngelis                        Vice President/Product Development              None

Andrew W. Whitaker                          Vice President/Financial Institutions           None

Jessie Emery                                Vice President/ Marketing                       None
                                            Communications

Darryl S. Grayson                           Vice President, Broker/Dealer                   None
                                            Internal Sales

Dinah J. Huntoon                            Vice President/Product                          None
                                            Manager Equity

Soohee Lee                                  Vice President/Fixed Income                     None
                                            Product Management

Michael J. Woods                            Vice President/UIT Product                      None
                                            Management

Ellen M. Krott                              Vice President/Marketing                        None

Dale L. Kurtz                               Vice President/Marketing Support                None

David P. Anderson                           Vice President/Wholesaler                       None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Lee D. Beck                                 Vice President/Wholesaler                       None

Gabriella Bercze                            Vice President/Wholesaler                       None

Larry D. Birdwell                           Vice President/Wholesaler                       None

Terrence L. Bussard                         Vice President/Wholesaler                       None

William S. Carroll                          Vice President/Wholesaler                       None

William L. Castetter                        Vice President/Wholesaler                       None

Thomas J. Chadie                            Vice President/Wholesaler                       None

Joseph Gallagher                            Vice President/Wholesaler                       None

Thomas C. Gallagher                         Vice President/Wholesaler                       None

Douglas R. Glennon                          Vice President/Wholesaler                       None

Ronald A. Haimowitz                         Vice President/Wholesaler                       None

Edward J. Hecker                            Vice President/Wholesaler                       None

Christopher L. Johnston                     Vice President/Wholesaler                       None

Michael P. Jordan                           Vice President/Wholesaler                       None

Jeffrey A. Keinert                          Vice President/Wholesaler                       None

Thomas P. Kennett                           Vice President/ Wholesaler                      None

Theodore T. Malone                          Vice President/Wholesaler                       None

Debbie A. Marler                            Vice President/Wholesaler                       None

Nathan W. Medin                             Vice President/Wholesaler                       None

Roger J. Miller                             Vice President/Wholesaler                       None

Andrew Morris                               Vice President/Wholesaler                       None

Patrick L. Murphy                           Vice President/Wholesaler                       None

*       Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                          Positions and Offices                           Positions and Offices
Business Address *                          with Underwriter                                with Registrant
------------------                          ----------------                                ---------------
Scott Naughton                              Vice President/Wholesaler                       None

Stephen C. Nell                             Vice President/Wholesaler                       None

Julia A. Nye                                Vice President/Wholesaler                       None

Joseph T. Owczarek                          Vice President/Wholesaler                       None

Mary Ellen Pernice-Fadden                   Vice President/Wholesaler                       None

Mark A. Pletts                              Vice President/Wholesaler                       None

Philip G. Rickards                          Vice President/Wholesaler                       None

Laura E. Roman                              Vice President/Wholesaler                       None

Linda Schulz                                Vice President/Wholesaler                       None

Edward B. Sheridan                          Vice President/Wholesaler                       None

Robert E. Stansbury                         Vice President/Wholesaler                       None

Julia A. Stanton                            Vice President/Wholesaler                       None

Larry D. Stone                              Vice President/Wholesaler                       None

Edward J. Wagner                            Vice President/Wholesaler                       None

Wayne W. Wagner                             Vice President/Wholesaler                       None

John A. Wells                               Vice President/Marketing                        None
                                            Technology

Scott Whitehouse                            Vice President/Wholesaler                       None

*      Business address of each is 1818 Market Street, Philadelphia, PA 19103.

               (c) Inapplicable.

Item 30.       Location of Accounts and Records.

               All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103, or in London at Third Floor, 80 Cheapside, London, England EC2V 6EE.

PART C - Other Information
(Continued)

Item 31.       Management Services.  None.

Item 32.       Undertakings.

               (a)    Not Applicable.

               (b)    Not Applicable.

               (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

               (d)    Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 2nd day of October, 1998.

                               DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.


                                           By /s/ Wayne A. Stork
                                              ------------------
                                              Wayne A. Stork
                                                 Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

               Signature                                            Title                               Date
-----------------------------------------           -----------------------------------------      ---------------

/s/ Wayne A. Stork                                  Chairman of the Board and Director             October 2, 1998
-----------------------------------------
Wayne A. Stork

/s/ David K. Downes                                 Executive Vice President/Chief Operating       October 2, 1998
------------------------------------------          Officer/Chief Financial Officer
David K. Downes                                     (Principal Financial Officer and Principal
                                                    Accounting Officer)

/s/ Walter P. Babich                    *           Director                                       October 2, 1998
------------------------------------------
Walter P. Babich

/s/ John H. Durham                      *           Director                                       October 2, 1998
-----------------------------------------
John H. Durham

/s/ Anthony D. Knerr                    *           Director                                       October 2, 1998
-----------------------------------------
Anthony D. Knerr

/s/ Ann R. Leven                        *           Director                                       October 2, 1998
-----------------------------------------
Ann R. Leven

/s/ W. Thacher Longstreth               *           Director                                       October 2, 1998
-----------------------------------------
W. Thacher Longstreth

/s/Thomas F. Madison                    *           Director                                       October 2, 1998
-----------------------------------------
Thomas F. Madison

/s/Jeffrey J. Nick                      *           Director                                       October 2, 1998
-----------------------------------------
Jeffrey J. Nick

/s/Charles E. Peck                      *          Director                                        October 2, 1998
-----------------------------------------
Charles E. Peck

                             *By /s/ Wayne A. Stork
                                 ------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549












                                    Exhibits

                                       to

                                    Form N-1A
















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PART C - Other Information
(Continued)
                                INDEX TO EXHIBITS


Exhibit No.      Exhibit
-----------      -------

EX-99.B5I        Form of Investment Management Agreement (1998) between Delaware
                 International Advisers Ltd. and Delaware Management Company on behalf of Latin America Series and New Europe Series

EX-99.B6VI       Form of Distribution Agreement (1998) between Delaware
                 Distributors, L.P. and the Registrant on behalf of Latin
                 America Series and New Europe Series

EX-99.B8AII      Form of Letter (December 1998) to add Latin America Series and
                 New Europe Series to the Custodian Agreement between The Chase
                 Manhattan Bank and the Registrant

EX-99.B9F        Form of Amended and Restated Shareholders Services Agreement
                 (December 1998) between Delaware Service Company, Inc. and the
                 Registrant on behalf of each Series

EX-99.B9GI       Executed Amendment No. 9 (March 31, 1998) to Schedule A to
                 Delaware Group of Funds Fund Accounting Agreement

EX-99.B9GII      Form of Amendment No. 13 (1998) to Schedule A to Delaware Group
                 of Funds Fund Accounting Agreement

EX-99.B15M       Form of Plan under Rule 12b-1 for Class A (December 1998) on behalf of Latin America Series and New Europe Series

EX-99.B15N       Form of Plan under Rule 12b-1 for Class B (December 1998) on behalf of Latin America Series and New Europe Series

EX-99.B15O       Form of Plan under Rule 12b-1 for Class C (December 1998) on behalf of Latin America Series and New Europe Series

EX-99.B18AII     Amended Appendix A (1998) to Plan under Rule 18f-3

EX-99.B19        Power of Attorney